UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02119

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
December 31, 2016
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 2.8%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$ 1,092,390
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	100,000	111,648
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	76,969
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	48,383
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	345,000	339,949
		$ 1,669,339
General Obligations - General Purpose – 10.2%
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	$1,000,000	$ 1,082,940
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	153,844
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	100,000	101,731
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,463
Cullman, AL, Warrants, 5%, 7/01/2029	1,045,000	1,202,952
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	297,354
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	69,040
Jasper, AL, Warrants, 5%, 3/01/2032	500,000	561,655
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	857,344
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	217,281
Montgomery County, AL, Unrefunded Balance, Warrants, SYNCORA, 5%, 3/01/2028	95,000	95,600
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	165,000	165,799
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	140,000	141,921
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	115,554
State of California, 6%, 11/01/2039	550,000	611,308
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	245,000	285,109
		$ 5,979,895
General Obligations - Schools – 10.7%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$ 231,914
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,156,170
Lee County, AL, School Warrants, 4.75%, 2/01/2029	880,000	914,505
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	1,000,000	1,064,600
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	248,212
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	545,255
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,016,540
Tuscaloosa, AL, Board of Education School, Tax Warrants, 5%, 8/01/2036	1,000,000	1,122,970
		$ 6,300,166
Healthcare Revenue - Hospitals – 18.6%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/2025	$1,365,000	$ 1,369,532
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	561,610
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	250,000	250,570
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	843,037
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	830,355
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	313,536
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	551,970
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/2036 (Put Date 9/01/2018)	1,000,000	1,058,610
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	477,921
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2030	500,000	538,320
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,109,270
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	290,221
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	554,595
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	370,000	414,404
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	$50,000	$ 53,536
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	85,000	93,058
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,114,290
University of Alabama at Birmingham, AL, Hospital Rev., “A”, FRN, 5.25%, 9/01/2025 (Prerefunded 9/01/2018)	500,000	533,160
		$ 10,957,995
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 262,788
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	790,357
		$ 1,053,145
Industrial Revenue - Paper – 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$ 277,965
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	333,558
		$ 611,523
Miscellaneous Revenue - Other – 1.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 65,965
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	98,356
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	268,474
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	552,524
		$ 985,319
Port Revenue – 1.0%
Alabama Port Authority Docks Facility, 6%, 10/01/2040	$500,000	$ 568,205
Sales & Excise Tax Revenue – 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$325,000	$ 360,292
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	630,633
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	185,000	19,405
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	115,000	27,471
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	5,934
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	119,686
		$ 1,163,421
Secondary Schools – 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$ 218,728
Single Family Housing - State – 0.5%
Alabama Housing Finance Authority, Single Family Mortgage Rev., ”B“, GNMA, 5.375%, 10/01/2033	$310,000	$ 318,816
State & Local Agencies – 12.0%
Alabama Incentives Financing Authority Special Obligation, ”A“, 5%, 9/01/2029	$1,000,000	$ 1,078,210
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	316,397
Alabama Public School & College Authority Rev., ”A“, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,081,250
Alabama Public School & College Authority Rev., ”B“, 5%, 6/01/2025	800,000	929,296
Alabama Public School & College Authority Rev., ”B“, 5%, 1/01/2027	500,000	586,525
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	542,165
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), ”A“, ASSD GTY, 5%, 7/01/2030	385,000	416,416
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, ”A“, 5%, 6/01/2030	35,000	39,232
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), ”E“, 6%, 9/01/2039	145,000	161,898
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/2027	1,050,000	1,217,685
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2027	5,000	5,512
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2028	15,000	16,461
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2029	15,000	16,366
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	255,000	291,394
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., ”A“, AGM, 5%, 6/01/2033	350,000	380,506
		$ 7,079,313
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$95,000	$ 105,015
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	33,376
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	90,000	100,589
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	55,000	61,131
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	55,000	60,842
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	30,000	33,108
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	85,000	92,994
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	45,000	44,046
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	90,000	93,861
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	215,000	224,673
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	190,000	198,605
		$ 1,048,240
Tobacco – 0.2%
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 5%, 6/01/2041	$140,000	$ 121,797
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 100,982
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	192,512
		$ 293,494
Transportation - Special Tax – 2.7%
Alabama Federal Aid Highway Finance Authority Special Obligation, ”A“, 5%, 9/01/2035	$500,000	$ 579,730
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	135,000	144,952
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	125,000	126,246
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	205,000	204,738
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	325,000	336,606
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	45,000	48,659
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	30,000	31,364
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	105,000	113,693
		$ 1,585,988
Universities - Colleges – 11.4%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$ 1,379,131
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,076,130
Auburn University, General Fee Rev., ”A“, 4%, 6/01/2036	1,000,000	1,033,310
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	118,040
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038	890,000	937,517
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	295,000	242,012
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	5,000	5,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	66,155
Troy University, Facilities Rev., ”A“, BAM, 5%, 11/01/2028	500,000	570,145
University of Alabama at Birmingham, AL, General Rev., ”B“, 5%, 10/01/2027	500,000	593,410
University of South Alabama, University Rev., AGM, 4%, 11/01/2035	500,000	510,595
University of South Alabama, University Rev., BHAC, 5%, 8/01/2038 (Prerefunded 8/01/2018)	150,000	158,898
		$ 6,690,343
Utilities - Municipal Owned – 3.2%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), ”A“, ASSD GTY, 5%, 8/01/2037	$1,000,000	$ 1,080,790
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040	230,000	246,870
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2024	265,000	297,977
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	143,727
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	10,000	9,917
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	50,000	49,579
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	5,000	4,972
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	30,000	30,128
		$ 1,863,960
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.8%
Black Belt Energy Gas District, AL, Gas Supply Rev., 4%, 7/01/2046 (Put Date 6/01/2021)	$750,000	$ 799,373
Lower, AL, Gas District Project Rev., ”A“, 5%, 9/01/2046	500,000	550,290
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	295,000	318,833
		$ 1,668,496
Water & Sewer Utility Revenue – 12.4%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$ 1,121,610
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/2039	1,000,000	1,012,620
Birmingham, AL, Waterworks Board Subordinate Rev., ”B“, 5%, 1/01/2043	500,000	553,490
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5%, 1/01/2030	500,000	570,680
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	301,106
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	470,000	505,330
Chicago, IL, Wastewater Transmission Rev., Second Lien, ”C“, 5%, 1/01/2030	75,000	81,647
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	10,000	10,196
Cullman, AL, Utilities Board Water Rev., ”A“, AGM, 5%, 9/01/2035	1,000,000	1,117,190
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	26,453
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	124,880
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,420
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,284
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, ”A“, AGM, 5%, 10/01/2044	750,000	829,013
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, ”D“, 5%, 10/01/2021	300,000	320,208
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,619
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,031
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	21,937
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	555,780
		$ 7,299,334
Total Municipal Bonds		$57,477,517
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.51% (v)	744,302	$ 744,302
Total Investments		$58,221,819
Other Assets, Less Liabilities – 1.0%		578,689
Net assets – 100.0%		$58,800,508
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,477,517	$—	$57,477,517
Mutual Funds	744,302	—	—	744,302
Total Investments	$744,302	$57,477,517	$—	$58,221,819
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$56,028,077
Gross unrealized appreciation	2,648,652
Gross unrealized depreciation	(454,910)
Net unrealized appreciation (depreciation)	$2,193,742
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
5

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	122,564	15,927,732	(15,305,994)	744,302
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(23)	$—	$4,953	$744,302
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Alabama	78.8%
Puerto Rico	4.4%
Guam	2.8%
New York	2.8%
California	2.3%
Massachusetts	1.1%
Pennsylvania	1.1%
Florida	0.8%
Illinois	0.8%
New Hampshire	0.7%
Colorado	0.6%
New Jersey	0.6%
Tennessee	0.6%
Texas	0.6%
Virginia	0.5%
Indiana	0.3%
South Dakota	0.2%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
6

QUARTERLY REPORT
December 31, 2016
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 1.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 258,396
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	172,029
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,030,000	1,014,921
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	660,000	721,182
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	102,866
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	115,048
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	85,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	133,321
		$ 2,603,313
General Obligations - General Purpose – 6.0%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/2017	$1,840,000	$ 1,832,254
Arkansas Higher Education, 4%, 6/01/2029	2,000,000	2,180,060
Arkansas Water, Waste Disposal and Pollution Abatement Facilities, “A”, 4%, 7/01/2032	1,000,000	1,070,190
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	503,970
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	115,000	116,371
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	295,000	300,107
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	61,389
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	588,990
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	255,000	264,376
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	74,793
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	750,000	753,630
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	610,000	618,369
State of California, 6%, 11/01/2039	1,160,000	1,289,305
		$ 9,653,804
General Obligations - Schools – 4.3%
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/2024	$3,185,000	$ 3,234,973
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,302
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,700
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/2022	635,000	701,135
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/2037	2,000,000	2,023,120
		$ 6,870,230
Healthcare Revenue - Hospitals – 13.6%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$ 1,116,000
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,814,978
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	558,436
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	461,441
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	580,441
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,081,780
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032	1,085,000	1,147,387
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,316,560
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	510,000	552,626
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	545,000	587,586
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	395,000	426,778
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	397,604
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	490,000	550,451
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2035	1,500,000	1,681,845
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2036	1,500,000	1,683,150
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), AGM, 4%, 3/01/2020	1,000,000	1,054,380
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	$750,000	$ 815,993
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	2,094,381
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	773,325
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	1,820,000	2,043,824
		$ 21,738,966
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 119,310
Miscellaneous Revenue - Entertainment & Tourism – 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$ 2,865,799
Miscellaneous Revenue - Other – 1.1%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,615,000	$ 1,802,679
Sales & Excise Tax Revenue – 11.0%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$ 1,358,011
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/2025	320,000	327,610
Cabot , AR, Sales & Use Tax, 5%, 6/01/2026	700,000	795,739
Cabot ,AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,470,144
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	842,528
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	933,334
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,241,241
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	438,961
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,320,194
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,274,695
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,251,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	450,000	318,695
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	4,635,000	486,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	340,000	81,219
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	17,802
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	346,069
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,112,050
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,128,560
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,978,810
		$ 17,723,387
Single Family Housing - State – 0.3%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$450,000	$ 450,346
State & Local Agencies – 3.3%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,870,606
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	543,335
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	1,315,000	1,064,282
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	811,331
		$ 5,289,554
Tax - Other – 5.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$490,000	$ 541,656
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	72,314
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,349,170
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2023	810,000	825,260
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2024	1,685,000	1,719,374
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	140,000	137,033
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	750,000	783,743
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	590,000	616,721
		$ 8,045,271
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.0%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2027	$2,470,000	$ 1,808,534
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2028	500,000	352,985
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	435,000	437,767
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	740,000	643,785
		$ 3,243,071
Toll Roads – 0.4%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$180,000	$ 204,575
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	261,432
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	207,123
		$ 673,130
Transportation - Special Tax – 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$ 48,895
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	86,741
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	400,000	429,488
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,015
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	755,000	754,034
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	150,000	154,859
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	75,000	75,302
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	195,000	210,857
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	345,000	370,433
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	94,091
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	140,000	145,824
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	85,000	87,963
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	405,000	419,118
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	335,665
		$ 3,233,285
Universities - Colleges – 21.0%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,674,775
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/2032	2,595,000	2,665,039
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	594,268
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,605,000	1,702,022
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	75,446
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	120,882
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	40,246
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	19,583
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/2041	1,000,000	1,110,040
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,055,990
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,133,670
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	668,991
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	200,000	221,942
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2022	505,000	582,573
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	607,246
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	910,065
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,336,260
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,485,488
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,118,330
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,068,470
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,068,470
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,754,137
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	932,636
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	$250,000	$ 268,572
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	267,243
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	530,655
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	321,680
University of Arkansas Rev. (Student Fee-UALR Campus), 5%, 10/01/2029	600,000	700,656
University of Arkansas, University Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2035	2,000,000	2,292,900
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,134,300
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	607,242
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2017	725,000	737,397
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	342,678
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,990,423
University of Puerto Rico Rev., “Q”, 5%, 6/01/2036	1,145,000	508,552
		$ 33,648,867
Universities - Dormitories – 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/2026	$500,000	$ 500,980
Utilities - Municipal Owned – 8.3%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,153,290
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,258,820
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,122,410
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,283,678
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/2031 (Prerefunded 3/01/2017)	1,500,000	1,510,485
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	450,000	487,629
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	790,000	847,946
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,105,528
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	270,870
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,110,543
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,163,935
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	20,932
		$ 13,336,066
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$ 332,781
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	175,730
		$ 508,511
Water & Sewer Utility Revenue – 16.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,137,851
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2022	1,500,000	1,695,300
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	894,613
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,687,950
Central Arkansas Water Rev., 5%, 10/01/2022	1,215,000	1,407,991
Central Arkansas Water Rev., 5%, 10/01/2023	1,275,000	1,501,567
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	250,000	272,155
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032 (Prerefunded 10/01/2018)	780,000	830,747
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032	1,220,000	1,283,611
City of Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,139,160
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,685
Conway, AR, Water Rev., 4%, 12/01/2022	400,000	429,788
Conway, AR, Water Rev., 4%, 12/01/2023	500,000	533,855
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,687,294
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	499,431
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	89,941
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	411,065
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	153,752
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	150,216
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	553,575
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	729,027
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	$1,260,000	$ 1,310,350
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030 (Prerefunded 10/01/2018)	750,000	805,410
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038 (Prerefunded 10/01/2018)	1,000,000	1,078,210
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/2037 (Prerefunded 10/01/2017)	3,000,000	3,089,250
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	55,398
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	70,981
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,092
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	82,263
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/2037	1,000,000	1,003,590
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,429,132
		$ 26,082,250
Total Municipal Bonds		$158,388,819
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.51% (v)	823,399	$ 823,400
Total Investments		$159,212,219
Other Assets, Less Liabilities – 0.8%		1,238,785
Net assets – 100.0%		$160,451,004
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,388,819	$—	$158,388,819
Mutual Funds	823,400	—	—	823,400
Total Investments	$823,400	$158,388,819	$—	$159,212,219
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$154,455,697
Gross unrealized appreciation	6,401,496
Gross unrealized depreciation	(1,644,974)
Net unrealized appreciation (depreciation)	$4,756,522
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
6

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	810,312	26,303,673	(26,290,585)	823,400
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6)	$—	$6,016	$823,400
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Arkansas	75.8%
Puerto Rico	5.3%
Guam	5.1%
New York	4.0%
California	2.2%
Kentucky	1.0%
New Jersey	0.9%
Indiana	0.8%
Massachusetts	0.8%
Pennsylvania	0.7%
New Hampshire	0.6%
Texas	0.6%
Colorado	0.5%
Illinois	0.5%
Michigan	0.4%
Tennessee	0.3%
Florida	0.3%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2016
MFS®  California
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 5.9%
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	$780,000	$ 869,778
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,298,470
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,401,333
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,661,430
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	938,068
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,278,100
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	647,104
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,430,000	1,608,378
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/2023	2,345,000	2,362,494
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,821,581
		$ 18,886,736
General Obligations - General Purpose – 6.1%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$ 870,012
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	97,212
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	815,000	844,967
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	109,313
Palomar Health, CA, Refunding, “A”, 5%, 8/01/2032	595,000	672,826
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	470,000	472,275
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	470,000	476,448
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Prerefunded 1/23/2017) (Put Date 1/23/2017)	400,000	401,928
State of California, 5%, 8/01/2034	2,200,000	2,311,716
State of California, 5.25%, 4/01/2035	2,545,000	2,870,175
State of California, 6%, 11/01/2039	3,000,000	3,334,410
State of California, 5.5%, 3/01/2040	3,670,000	4,051,974
State of California, 5.25%, 11/01/2040	2,775,000	3,084,440
		$ 19,597,696
General Obligations - Schools – 10.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$ 2,870,160
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	339,376
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,754,637
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,177,893
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	870,000	545,603
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	840,421
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	263,910
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	942,178
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,000,000	2,684,220
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	2,929,520
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,148,832
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	982,911
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	967,797
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	397,057
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	581,405
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,619,100
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,272,982
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	600,000	698,478
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/2033	2,000,000	2,187,960
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	544,487
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,292,824
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,380,891
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	$4,300,000	$ 3,897,262
		$ 34,319,904
Healthcare Revenue - Hospitals – 13.4%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$ 1,876,176
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029	1,500,000	1,667,550
California Health Facilities Financing Authority Rev. (Children's Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,243,660
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	834,637
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,091,290
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,637,850
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	32,724
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	224,725
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	180,150
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	92,333
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	315,000	334,688
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	436,103
California Municipal Finance Authority Rev. (Northbay Healthcare Group), “A”, 5%, 11/01/2027	750,000	820,103
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,574,940
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,474,675
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2030	2,000,000	2,305,100
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	2,000,000	2,163,120
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,063,690
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/2039	1,000,000	1,070,600
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,715,356
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,023,840
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,039,172
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,905,926
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	438,676
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,830,857
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,243,960
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	2,055,552
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,167,480
Santa Clara County, CA, Financing Authority Insured Rev. (El Camino Hospital), “B”, AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	2,550,000	2,612,347
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,084,600
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	2,000,000	2,030,520
		$ 43,272,400
Healthcare Revenue - Long Term Care – 3.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$ 931,821
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,336,269
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	777,735
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,103,300
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,417,926
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,643,205
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,876,553
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	790,087
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034	1,090,000	1,250,066
		$ 11,126,962
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.2%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	$1,130,000	$ 1,295,760
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	830,000	938,995
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	936,257
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 5.25%, 2/01/2033 (Prerefunded 2/01/2018)	1,340,000	1,400,353
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 4%, 2/01/2035	1,000,000	1,030,740
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,473,106
		$ 7,075,211
Port Revenue – 1.4%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$2,530,000	$ 2,751,678
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	1,690,000	1,911,272
		$ 4,662,950
Sales & Excise Tax Revenue – 0.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$1,060,000	$ 111,183
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	670,000	160,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	35,604
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	689,356
Riverside County, CA, Transportation Commission, Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	894,230
		$ 1,890,423
Secondary Schools – 3.0%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$ 708,090
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	776,175
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	836,195
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	429,031
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	516,505
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	427,541
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	936,040
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,280,595
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	548,762
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	485,806
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,420,900
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,394,257
		$ 9,759,897
Single Family Housing - State – 2.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$1,760,000	$ 1,764,717
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	2,000,000	2,005,260
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	2,580,000	2,662,379
		$ 6,432,356
State & Agency - Other – 0.1%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/2018	$345,000	$ 352,818
State & Local Agencies – 6.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/2019	$205,000	$ 215,512
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,403,487
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/2026	2,000,000	2,188,540
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,662,345
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,569,930
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	2,360,000	1,910,042
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	$3,000,000	$ 3,114,420
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 4%, 6/01/2046	3,000,000	2,702,340
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	576,470
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,147,880
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	628,573
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040	1,000,000	1,092,380
		$ 19,211,919
Tax - Other – 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$ 491,912
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	161,316
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	564,418
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	350,116
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	348,456
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	187,610
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	547,025
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	390,000	381,736
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	575,000	599,668
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,930,000	2,016,831
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,145,000	1,196,857
		$ 6,845,945
Tax Assessment – 11.3%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$ 2,305,460
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	3,350,000	3,383,366
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,074,920
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,051,080
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,064,300
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,103,690
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	340,000	389,042
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	340,000	393,186
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	938,902
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	746,109
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,542,847
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,084,660
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/2032	2,625,000	2,953,466
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,016,522
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,258,801
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	2,900,000	3,041,868
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,556,934
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/2025	2,360,000	2,367,434
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,125,410
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,128,570
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	821,228
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,227,666
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “C”, NATL, 5%, 8/01/2041	1,750,000	1,963,675
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2022	1,360,000	1,563,701
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,165,350
		$ 36,268,187
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$ 939,751
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,108,111
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	1,915,000	1,835,164
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,800,000	2,052,702
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,505,000	1,309,320
		$ 7,245,048
Toll Roads – 0.6%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$1,680,000	$ 1,882,272
Transportation - Special Tax – 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$95,000	$ 103,223
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	162,639
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	419,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,395,000	1,393,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	200,000	206,478
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,255,000	2,438,377
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	650,000	697,918
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	185,000	193,410
		$ 5,669,437
Universities - Colleges – 10.4%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/2033 (Prerefunded 3/01/2018)	$1,500,000	$ 1,584,555
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	800,000	802,352
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,150,000	1,153,197
California Educational Facilities Authority Rev. (Pepperdine University), 5%, 10/01/2041	2,000,000	2,279,380
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040	3,000,000	3,375,240
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2031	1,060,000	1,221,449
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,148,360
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,118,470
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,116,800
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	557,980
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	1,760,000	2,065,923
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,381,000
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,734,788
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	2,000,000	2,096,760
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030	1,500,000	1,683,660
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	1,500,000	1,684,485
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,434,017
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,619,490
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,398,636
California State University Rev., “A”, 5%, 11/01/2030	905,000	1,046,940
California Statewide Communities Development Authority Rev. (Culinary Institute of America Project), “B”, 5%, 7/01/2041	780,000	837,330
		$ 33,340,812
Universities - Dormitories – 2.1%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$ 236,669
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,000,000	2,078,820
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,301,445
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,000,000	2,132,660
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,077,490
		$ 6,827,084
Utilities - Cogeneration – 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$350,000	$ 350,175
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$ 2,161,180
Utilities - Municipal Owned – 4.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$ 252,908
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	284,789
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025 (Prerefunded 11/01/2020)	1,015,000	1,140,454
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,398,882
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,429,600
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,329,794
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	36,630
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	622,706
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,784,900
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029 (Prerefunded 1/01/2019)	2,000,000	2,172,120
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,354,630
		$ 14,807,413
Utilities - Other – 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,395,627
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,437,122
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,900,238
		$ 6,732,987
Water & Sewer Utility Revenue – 6.0%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	$1,500,000	$ 1,758,705
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTY, 5%, 12/01/2027	460,000	540,302
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	525,000	557,387
Hollister, CA, Joint Powers Financing Authority Wastewater Rev., AGM, 5%, 6/01/2035	3,630,000	4,138,636
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,928,768
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,885,246
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	469,834
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	379,575
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,898,659
Southern Marin, CA, Sewerage Agency Rev., 3.25%, 7/01/2041	2,090,000	1,873,204
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,958,842
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	939,120
		$ 19,328,278
Total Municipal Bonds		$318,048,090
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.51% (v)	2,191,682	$ 2,191,682
Total Investments		$320,239,772
Other Assets, Less Liabilities – 0.5%		1,676,114
Net assets – 100.0%		$321,915,886
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
6

Portfolio of Investments (unaudited) – continued
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$318,048,090	$—	$318,048,090
Mutual Funds	2,191,682	—	—	2,191,682
Total Investments	$2,191,682	$318,048,090	$—	$320,239,772
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$302,396,319
Gross unrealized appreciation	20,011,808
Gross unrealized depreciation	(2,168,355)
Net unrealized appreciation (depreciation)	$17,843,453
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
8

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,266,627	64,597,718	(70,672,663)	2,191,682
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(250)	$—	$18,248	$2,191,682
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
California	91.3%
Puerto Rico	4.6%
Guam	1.5%
Illinois	0.9%
Ohio	0.6%
Pennsylvania	0.6%
New Jersey	0.4%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

QUARTERLY REPORT
December 31, 2016
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 3.2%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$ 1,134,940
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	82,467
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	59,135
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	395,000	389,217
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	289,565
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	32,484
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	38,350
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	26,734
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	42,663
		$ 2,095,555
General Obligations - General Purpose – 9.7%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$ 572,285
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	1,000,000	1,171,020
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	175,063
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	45,000	45,536
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	110,000	111,904
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	211,579
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	100,000	103,677
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	28,767
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	549,581
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/2033	500,000	534,535
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/2038	500,000	523,620
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	185,000	185,895
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	160,000	162,195
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	130,000	130,627
State of California, 6%, 11/01/2039	420,000	466,818
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	270,000	314,202
State of Georgia, “A”, 4%, 2/01/2031	500,000	541,565
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	555,725
		$ 6,384,594
General Obligations - Schools – 6.5%
Forsyth County, GA, Public Facilities Authority Rev. (Forsyth County School District Project), 4%, 2/01/2031	$500,000	$ 534,570
Gwinnett County, GA, School District, 5%, 2/01/2021	1,000,000	1,131,600
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,184,790
Gwinnett County, GA, School District, 5%, 2/01/2035	500,000	580,525
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	557,850
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	287,404
		$ 4,276,739
Healthcare Revenue - Hospitals – 17.3%
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	$500,000	$ 536,750
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,148,310
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/2034	500,000	558,035
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	550,920
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	548,050
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children's Healthcare), 5.25%, 11/15/2039	750,000	812,715
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	384,535
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	764,064
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	565,800
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038	300,000	319,749
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	675,000	721,427
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	556,170
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	75,000	78,728
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$200,000	$ 227,624
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	48,036
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	68,631
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	200,000	215,628
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	135,000	145,861
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	45,000	50,091
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	145,601
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	202,207
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	58,890
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	389,211
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036 (Prerefunded 1/01/2019)	750,000	811,762
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/2030	500,000	546,750
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/2040	500,000	548,030
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	426,730
		$ 11,430,305
Healthcare Revenue - Long Term Care – 3.3%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 507,825
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	559,485
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), ”A-2“, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	228,460
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	200,000	198,438
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/2021	225,000	202,266
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	449,480
		$ 2,145,954
Industrial Revenue - Paper – 1.0%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), ”A“, 6.125%, 1/01/2034	$150,000	$ 150,279
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/2017	500,000	502,915
		$ 653,194
Miscellaneous Revenue - Other – 2.1%
Florida Citizens Property Insurance Corp., ”A-1“, 5%, 6/01/2020	$285,000	$ 313,166
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	556,080
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	76,114
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	110,000	113,886
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	328,870
		$ 1,388,116
Multi-Family Housing Revenue – 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$ 539,190
Sales & Excise Tax Revenue – 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$265,000	$ 299,270
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	180,577
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., ”B“, AGM, 5%, 7/01/2037 (Prerefunded 7/01/2017)	250,000	255,167
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”C“, 5%, 8/01/2040	165,000	116,855
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AMBAC, 0%, 8/01/2054	210,000	22,027
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	130,000	31,054
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	35,000	6,923
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	735,000	136,387
		$ 1,048,260
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	$75,000	$ 77,484
Single Family Housing - State – 1.1%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	$725,000	$ 750,650
State & Agency - Other – 3.4%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 589,400
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	556,060
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,091,740
		$ 2,237,200
State & Local Agencies – 3.6%
Delaware Valley, PA, Regional Finance Authority, ”C“, FRN, 1.374%, 6/01/2037	$460,000	$ 372,296
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038	1,000,000	1,073,310
Los Angeles County, CA, Public Works Financing Authority Lease Rev., ”D“, 5%, 12/01/2032	395,000	452,421
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), ”E“, 6%, 9/01/2039	115,000	128,402
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2027	5,000	5,512
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2028	15,000	16,461
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2029	20,000	21,821
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	285,000	325,675
		$ 2,395,898
Tax - Other – 2.1%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$75,000	$ 82,906
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	27,813
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	100,000	111,766
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	65,000	72,246
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	71,904
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,626
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	109,405
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	65,000	63,623
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	105,000	109,504
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	145,000	151,523
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	220,000	229,964
Virgin Islands Public Finance Authority Rev., ”B“, AGM, 5%, 10/01/2025	140,000	149,953
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	135,000	146,669
		$ 1,365,902
Tax Assessment – 0.7%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$ 466,986
Tobacco – 1.2%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$235,000	$ 267,992
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.75%, 6/01/2034	90,000	77,626
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 5%, 6/01/2041	500,000	434,990
		$ 780,608
Toll Roads – 0.7%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$ 90,932
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	69,041
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	106,592
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	203,207
		$ 469,772
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	$185,000	$ 207,300
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	15,000	16,298
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	30,000	32,528
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,698
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	560,000	559,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	25,000	25,810
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	20,000	21,626
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	130,000	139,584
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	35,000	36,591
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	129,935
		$ 1,249,660
Universities - Colleges – 17.7%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035	$500,000	$ 536,525
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2024 (Prerefunded 6/15/2018)	250,000	263,725
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2031 (Prerefunded 6/15/2018)	250,000	263,725
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/2034	500,000	525,455
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2032 (Prerefunded 7/01/2017)	500,000	510,285
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2039 (Prerefunded 7/01/2017)	500,000	510,285
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/2038	500,000	522,010
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/2039	1,000,000	1,056,000
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	810,015
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034	500,000	534,295
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC Project), 6%, 7/01/2034	500,000	545,005
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	506,710
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	571,075
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	50,000	53,443
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	250,000	267,215
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	100,000	103,231
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	100,000	102,904
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, ETM, 6%, 12/01/2017	155,000	161,479
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	325,000	266,624
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	72,506
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	206,047
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	334,899
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	368,736
Private Colleges & Universities, GA, Authority Rev. (Mercer University), ”C“, 5.25%, 10/01/2027	350,000	383,267
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	81,422
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	22,190
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	38,855
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	53,513
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	368,986
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC Project), ASSD GTY, 5.125%, 6/15/2039 (Prerefunded 6/15/2018)	500,000	527,380
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	547,310
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	553,320
		$ 11,668,437
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.7%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	$400,000	$ 432,440
Utilities - Municipal Owned – 3.8%
Georgia Municipal Electric Authority Power Rev., ”A“, NATL, 6.5%, 1/01/2020	$550,000	$ 585,404
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	568,725
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	566,000
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	160,000	173,379
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040	260,000	279,071
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,980
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,720
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	110,559
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	65,000	68,411
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,233
		$ 2,477,482
Utilities - Other – 2.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 991,154
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”B“, 5%, 3/15/2019	250,000	262,292
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	225,000	243,178
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	276,080
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	42,188
		$ 1,814,892
Water & Sewer Utility Revenue – 12.4%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$ 542,720
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	438,773
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	882,152
Chicago, IL, Wastewater Transmission Rev., Second Lien, ”C“, 5%, 1/01/2030	85,000	92,533
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	404,765
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	173,076
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,128,330
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,215,380
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	574,685
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	556,815
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	31,744
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	60,000	63,701
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	130,084
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,420
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,284
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,216,410
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,619
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	21,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,031
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	21,937
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	567,930
		$ 8,188,229
Total Municipal Bonds		$64,337,547
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.51% (v)	673,665	$ 673,665
Total Investments		$65,011,212
Other Assets, Less Liabilities – 1.4%		901,953
Net assets – 100.0%		$65,913,165
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,337,547	$—	$64,337,547
Mutual Funds	673,665	—	—	673,665
Total Investments	$673,665	$64,337,547	$—	$65,011,212
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$62,272,295
Gross unrealized appreciation	3,305,721
Gross unrealized depreciation	(566,804)
Net unrealized appreciation (depreciation)	$2,738,917
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	647,716	13,105,464	(13,079,515)	673,665
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(36)	$—	$3,756	$673,665
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Georgia	76.1%
Puerto Rico	4.8%
Guam	3.0%
California	3.0%
New York	1.8%
New Jersey	1.4%
Florida	1.3%
Pennsylvania	1.0%
Illinois	0.9%
Tennessee	0.8%
Wisconsin	0.7%
Texas	0.6%
North Carolina	0.6%
Kentucky	0.6%
New Hampshire	0.5%
Virginia	0.5%
Colorado	0.5%
Virgin Islands	0.5%
Michigan	0.3%
Indiana	0.3%
Louisiana	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Airport Revenue – 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039 (Prerefunded ) (Put Date )	$750,000	$ 817,793
General Obligations - General Purpose – 16.0%
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/2017 (Prerefunded ) (Put Date )	$1,000,000	$ 1,020,520
Baltimore County, MD, Public Improvement, 5%, 2/01/2028 (Prerefunded ) (Put Date )	2,000,000	2,279,820
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/2022	500,000	581,010
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	60,000	60,715
Guam Government, “A”, 6.75%, 11/15/202911/15/2019	70,000	80,057
Guam Government, “A”, 7%, 11/15/203911/15/2019	80,000	92,053
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,199,830
Prince George's County, MD, Consolidated Public Improvement, “A”, , 5%, 9/15/2030)	1,500,000	1,675,890
Prince George's County, MD, Consolidated Public Improvement, “A”, , 4%, 7/01/2033 (Prerefunded ) (Put Date )	850,000	895,356
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	115,000	113,971
State of California, 6%, 11/01/2039	720,000	800,258
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	355,000	413,117
State of Maryland, , 5%, 8/01/20208/01/2017) (Put Date )	3,500,000	3,583,825
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021)	500,000	569,610
Wicomico County, MD, Public Improvement, 5%, 11/01/2025 (Prerefunded ) (Put Date )	580,000	702,142
		$ 14,068,174
Healthcare Revenue - Hospitals – 19.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$590,000	$ 648,215
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers),, 7%, 8/15/20448/15/2019	345,000	392,651
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040 (Prerefunded ) (Put Date )	370,000	398,912
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, , 6.5%, 3/01/2045 (Prerefunded )	575,000	621,259
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), , 5%, 7/01/2040(Prerefunded	1,000,000	1,042,720
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,129,810
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,084,910
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, , 5%, 7/01/20297/01/2017	750,000	765,315
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, , 5%, 5/15/2026 (Prerefunded )	250,000	276,075
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded )	750,000	867,322
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033 (Prerefunded ))	400,000	448,148
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,188,960
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/2041	505,000	548,491
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, , 5%, 7/01/2032 (Prerefunded )	600,000	647,046
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, , 5.5%, 7/01/2042 (Prerefunded 7/01/2017) (Put Date )	750,000	767,265
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	562,580
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/2031	645,000	670,826
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/20381/01/2018	500,000	522,815
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,102,810
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 10.325%, 8/26/2022 (p)	750,000	909,540
Montgomery County, MD, Rev. (Trinity Health Corp.), , 5%, 12/01/2040	1,000,000	1,085,570
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, , 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	537,605
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/20291/01/2019	415,000	456,396
		$ 16,675,241
Healthcare Revenue - Long Term Care – 3.6%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$ 400,416
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	478,620
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), , 6.25%, 1/01/20411/01/2021) (Put Date )	750,000	878,655
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	536,345
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/2037	$300,000	$ 274,389
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/203011/01/2020	45,000	52,757
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/204011/01/2020	85,000	100,040
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,353
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.),, 5.125%, 7/01/2040	400,000	412,300
		$ 3,144,875
Healthcare Revenue - Other – 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$90,000	$ 90,838
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029 (Prerefunded )	565,000	569,158
		$ 659,996
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044 (Prerefunded )	$100,000	$ 119,310
Miscellaneous Revenue - Other – 2.4%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded ) (Put Date )	$105,000	$ 106,559
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	165,653
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	541,690
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	840,892
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	477,392
		$ 2,132,186
Multi-Family Housing Revenue – 1.8%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$ 531,810
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., , 5.125%, 7/01/2037	1,000,000	1,046,410
		$ 1,578,220
Parking – 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/2034	$1,385,000	$ 1,386,634
Port Revenue – 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/2035	$550,000	$ 591,927
Sales & Excise Tax Revenue – 1.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$435,000	$ 482,237
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	276,177
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,504
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	230,000	162,888
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	275,000	28,845
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	175,000	41,804
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	8,901
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	179,993
		$ 1,186,349
Secondary Schools – 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$ 305,068
Single Family Housing - State – 1.8%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$ 1,545,030
State & Agency - Other – 6.4%
Howard County, MD, COP, ”A“, 8%, 8/15/2019	$805,000	$ 934,702
Howard County, MD, COP, ”B“, 8%, 8/15/2019	385,000	447,031
Howard County, MD, COP, ”B“, 8.15%, 2/15/2021	450,000	562,437
Howard County, MD, COP, ”C“, 8%, 8/15/2019	680,000	789,562
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	1,265,000	1,470,752
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	$750,000	$ 870,660
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	569,520
		$ 5,644,664
State & Local Agencies – 1.8%
Delaware Valley, PA, Regional Finance Authority, ”C“, FRN, 1.374%, 6/01/2037	$665,000	$ 538,211
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	398,838
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), ”E“, 6%, 9/01/2039	180,000	200,977
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	385,000	439,947
		$ 1,577,973
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$ 359,262
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	50,063
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	70,000	68,517
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	635,000	663,759
Virgin Islands Public Finance Authority Rev., ”B“, AGM, 5%, 10/01/2025	210,000	224,929
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	210,000	228,152
		$ 1,594,682
Tax Assessment – 4.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$350,000	$ 362,099
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	300,000	310,386
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 7%, 9/01/2038	400,000	412,948
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	233,000	229,929
Frederick County, MD, Special Obligation (Urbana Community Development Authority), ”A“, 5%, 7/01/2040	1,500,000	1,613,805
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	233,280
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	485,000	475,339
		$ 3,637,786
Tobacco – 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$215,000	$ 245,184
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.75%, 6/01/2034	165,000	142,314
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 5%, 6/01/2041	930,000	809,081
		$ 1,196,579
Toll Roads – 0.1%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	$85,000	$ 96,605
Transportation - Special Tax – 5.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	$1,365,000	$ 1,480,015
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	690,000	689,117
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	345,000	357,320
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	50,000	52,273
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 2/15/2023	1,500,000	1,763,265
Washington, DC, Metropolitan Area Transit Authority Gross Rev., ”A“, 5.125%, 7/01/2032	485,000	519,488
		$ 4,861,478
Universities - Colleges – 9.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 552,245
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037	1,500,000	1,677,780
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	565,370
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), ”2016“, 5%, 6/01/2033	450,000	492,035
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,049,040
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	167,777
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	489,284
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, ETM, 6%, 12/01/2017	290,000	302,122
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	435,000	356,865
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$30,000	$ 26,628
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	116,564
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	82,703
University System of Maryland, Auxiliary Facility & Tuition Rev., ”C“ , 5%, 4/01/2018	1,000,000	1,049,150
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,164,740
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	110,000	111,126
		$ 8,203,429
Universities - Dormitories – 2.5%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$ 534,625
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	851,835
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	532,400
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	315,372
		$ 2,234,232
Utilities - Investor Owned – 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$ 743,678
Utilities - Municipal Owned – 0.8%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2024	$460,000	$ 517,243
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	185,000	204,534
		$ 721,777
Utilities - Other – 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	$400,000	$ 432,316
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	195,000	216,308
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	100,000	113,374
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	159,179
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	235,000	255,393
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	58,008
		$ 1,234,578
Water & Sewer Utility Revenue – 8.4%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042	$1,320,000	$ 1,467,127
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 9.951%, 7/01/2020 (p)	2,200,000	2,510,376
Baltimore, MD, Wastewater Rev. Project, ”A“, NATL, 5.65%, 7/01/2020	650,000	695,851
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,163
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	109,270
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	225,137
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	219,959
Maryland Water Quality Financing Administration Revolving Loan Fund Rev., 5%, 3/01/2021	645,000	730,605
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	25,000	27,699
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	30,000	32,761
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	16,546
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	38,389
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	63,090
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,224,900
		$ 7,382,873
Total Municipal Bonds		$83,341,137
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 0.51% (v)	3,542,425	$ 3,542,425
Total Investments		$86,883,562
Other Assets, Less Liabilities – 1.1%		981,999
Net assets – 100.0%		$87,865,561
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LEVRRS	Leveraged Reverse Rate Security
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,341,137	$—	$83,341,137
Mutual Funds	3,542,425	—	—	3,542,425
Total Investments	$3,542,425	$83,341,137	$—	$86,883,562
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$83,464,967
Gross unrealized appreciation	4,076,760
Gross unrealized depreciation	(658,165)
Net unrealized appreciation (depreciation)	$3,418,595
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
6

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	120,151	19,952,859	(16,530,585)	3,542,425
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$34	$—	$5,408	$3,542,425
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Maryland	74.3%
Puerto Rico	4.8%
Guam	2.3%
California	1.6%
Washington DC	1.6%
New Jersey	1.4%
New York	1.4%
Tennessee	1.4%
Kentucky	1.2%
Indiana	1.0%
Pennsylvania	1.0%
Florida	0.7%
Illinois	0.7%
Coloroado	0.6%
New Hampshire	0.6%
Texas	0.6%
Virgin Islands	0.5%
Washington	0.5%
Michigan	0.1%
Mississippi	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2016
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
General Obligations - General Purpose – 8.2%
Boston, MA, “B”, 4%, 4/01/2021	$1,870,000	$ 2,044,508
Commonwealth of Massachusetts Consolidated Loan, Series I, 5%, 12/01/2034	1,000,000	1,171,410
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,191,670
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,779,915
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/2032 (Prerefunded 8/01/2017)	4,815,000	4,930,319
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	679,034
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	410,000	417,097
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	783,414
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	395,000	409,524
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	86,300
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	1,005,000	1,009,864
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	825,000	836,319
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	510,000	512,458
State of California, 6%, 11/01/2039	1,555,000	1,728,336
		$ 18,580,168
General Obligations - Schools – 0.5%
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$ 1,173,353
Healthcare Revenue - Hospitals – 16.6%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$ 1,444,751
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	250,855
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	364,272
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	745,000	803,214
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	520,000	561,834
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,160,820
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2036	1,000,000	1,111,830
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,153,830
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2036	1,690,000	1,885,854
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,269,400
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,099,230
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032 (Prerefunded 7/01/2017)	1,050,000	1,071,283
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032	950,000	965,875
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,648,725
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,000,000	2,173,300
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	1,000,000	1,173,610
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,959,039
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	541,850
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,117,480
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,621,350
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.5%, 12/01/2039	1,000,000	1,086,730
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,103,500
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/2037 (Prerefunded 8/15/2017)	1,550,000	1,591,896
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	1,375,000	1,472,790
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/2039	2,000,000	2,137,680
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,054,190
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	430,000	478,646
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	735,807
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	30,000	31,247
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	185,853
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	447,334
		$ 37,704,075
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 2.0%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,108,720
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	507,300
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	569,357
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	200,000	198,658
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	357,067
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	18,820	17,072
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “B”, 0%, 11/15/2056	93,608	477
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	547,595
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	1,000,000	1,045,300
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	22,946
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	150,431
		$ 4,524,923
Human Services – 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/2035	$1,200,000	$ 1,200,720
Industrial Revenue - Environmental Services – 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$ 1,542,429
Miscellaneous Revenue - Other – 7.8%
Martha's Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$ 454,584
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,287,169
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037	2,000,000	2,222,880
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/2034	1,500,000	1,579,575
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030	3,500,000	3,896,200
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040	1,700,000	1,892,440
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,031,540
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,245,610
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,222,250
		$ 17,832,248
Multi-Family Housing Revenue – 4.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,115,000	$ 1,116,606
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,345,000	2,355,646
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,071,620
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,727,914
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	550,000	563,052
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,506,282
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,254,438
		$ 9,595,558
Parking – 1.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$ 3,349,980
Sales & Excise Tax Revenue – 6.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$985,000	$ 1,091,961
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,890,939
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,315,386
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,507,220
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/2034	4,000,000	1,773,480
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/2032 (Prerefunded 8/15/2017)	2,000,000	2,047,580
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/2035 (Prerefunded 8/15/2017)	950,000	971,128
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,008
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	615,000	435,549
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	755,000	79,192
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	480,000	114,663
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	25,714
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$2,630,000	$ 488,023
		$ 13,751,843
Secondary Schools – 5.2%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$ 765,548
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/2031 (Prerefunded 9/01/2017)	1,080,000	1,104,268
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/2036 (Prerefunded 9/01/2017)	1,000,000	1,023,300
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	552,275
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,117,271
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032 (Prerefunded 5/01/2017)	995,000	1,007,656
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032	135,000	135,675
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037 (Prerefunded 5/01/2017)	1,760,000	1,783,866
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	240,000	242,146
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”A“, 6.375%, 7/01/2030	870,000	931,039
Massachusetts Development Finance Agency Rev. (Milton Academy), ”A“, 5%, 9/01/2028	1,000,000	1,112,610
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,103,780
		$ 11,879,434
State & Local Agencies – 6.1%
Delaware Valley, PA, Regional Finance Authority, ”C“, FRN, 1.374%, 6/01/2037	$1,400,000	$ 1,133,076
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	7,305,238
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	275,000	313,489
Massachusetts College Building Authority Rev., ”A“, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,838,155
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2029	2,000,000	2,271,100
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2032	760,000	863,519
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2027	20,000	22,047
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2028	60,000	65,843
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2029	70,000	76,373
		$ 13,888,840
Student Loan Revenue – 4.9%
Massachusetts Educational Financing Authority, ”J“, 5.625%, 7/01/2029	$1,270,000	$ 1,376,858
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	2,000,000	2,044,960
Massachusetts Educational Financing Authority, Education Loan Rev., ”H“, 6.35%, 1/01/2030	820,000	856,728
Massachusetts Educational Financing Authority, Education Loan Rev., ”I“, 6%, 1/01/2028	580,000	608,176
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	3,000,000	3,251,550
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.15%, 1/01/2026	765,000	794,972
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.2%, 1/01/2027	360,000	367,074
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	1,000,000	893,020
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	1,025,000	1,072,509
		$ 11,265,847
Tax - Other – 2.4%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$ 287,409
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	94,564
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	365,000	407,946
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	230,000	255,641
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	225,000	248,897
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	132,431
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	404,799
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,866,892
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	195,000	190,868
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	765,000	799,417
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	815,000	851,911
		$ 5,540,775
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$1,335,000	$ 1,522,421
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.75%, 6/01/2034	330,000	284,628
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 5%, 6/01/2041	1,835,000	1,596,413
		$ 3,403,462
Toll Roads – 1.4%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., ”B“, 5%, 1/01/2032	$2,600,000	$ 2,810,418
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	245,000	278,450
		$ 3,088,868
Transportation - Special Tax – 3.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,314,636
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	275,000	279,771
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	560,000	601,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	282,792
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	1,945,000	1,942,510
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	495,000	512,676
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	190,000	197,904
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	454,772
		$ 7,586,344
Universities - Colleges – 18.2%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$ 2,050,935
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,676,700
Massachusetts Development Finance Agency Rev. (Boston University), ”V-1“, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,368,532
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,149,780
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,092,580
Massachusetts Development Finance Agency Rev. (Holy Cross), ”A“, 5%, 9/01/2041	2,040,000	2,335,922
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,116,260
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,554,425
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,047,080
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,193,949
Massachusetts Development Finance Agency Rev. (Wheelock College), ”C“, 5.25%, 10/01/2037	1,500,000	1,532,895
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027 (Prerefunded 10/01/2017)	840,000	865,343
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	66,633
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037 (Prerefunded 10/01/2017)	1,860,000	1,916,116
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	143,374
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,170,936
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	1,135,000	1,221,192
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), ”A“, 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	365,000	392,718
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), ”A“, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,093,330
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”A“, 5%, 7/01/2038 (Prerefunded 7/01/2017)	750,000	765,502
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,247,400
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,500,000	1,628,280
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	250,000	268,477
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2028	640,000	688,269
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2029	300,000	322,284
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), ”A“, 6.25%, 7/01/2030	2,000,000	2,190,820
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	1,140,000	935,233
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	329,067
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	315,509
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	97,636
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$370,000	$ 319,473
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	50,307
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	22,847
University of Massachusetts Building Authority Project Rev., ”1“, 5%, 11/01/2039	3,000,000	3,368,970
		$ 41,538,774
Universities - Dormitories – 0.9%
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$ 1,038,010
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,032,430
		$ 2,070,440
Utilities - Investor Owned – 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$ 1,098,410
Utilities - Municipal Owned – 0.6%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$590,000	$ 639,336
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	200,000	219,920
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	257,405
Puerto Rico Electric Power Authority Rev., ”VV“, 5.25%, 7/01/2029	160,000	168,713
		$ 1,285,374
Utilities - Other – 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	$805,000	$ 870,036
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	405,000	449,254
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	210,000	238,085
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	480,000	521,655
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	168,752
		$ 2,247,782
Water & Sewer Utility Revenue – 3.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$90,000	$ 91,761
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	225,000	225,718
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	305,000	323,815
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,598,170
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,512,620
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,210
Massachusetts Water Resouces Authority, General Rev., ”B“, 5.25%, 8/01/2030	620,000	774,702
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	595,000	750,950
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,030,243
		$ 8,383,189
Total Municipal Bonds		$222,532,836
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.51% (v)	2,665,587	$ 2,665,587
Total Investments		$225,198,423
Other Assets, Less Liabilities – 1.1%		2,496,272
Net assets – 100.0%		$227,694,695
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
5

Portfolio of Investments (unaudited) – continued
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$222,532,836	$—	$222,532,836
Mutual Funds	2,665,587	—	—	2,665,587
Total Investments	$2,665,587	$222,532,836	$—	$225,198,423
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$209,592,372
Gross unrealized appreciation	16,671,211
Gross unrealized depreciation	(1,065,160)
Net unrealized appreciation (depreciation)	$15,606,051
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,095,564	42,521,669	(41,951,646)	2,665,587
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6)	$—	$8,363	$2,665,587
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Massachusetts	82.0%
Puerto Rico	5.2%
Guam	2.0%
Illinois	1.6%
California	1.3%
New Jersey	1.1%
Florida	1.0%
Tennessee	1.0%
Pennsylvania	0.9%
New York	0.7%
Kentucky	0.6%
Colorado	0.5%
Texas	0.4%
Louisiana	0.3%
New Hampshire	0.3%
Washington	0.3%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 0.9%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$165,000	$ 184,219
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	115,000	126,449
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	80,639
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	48,726
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	252,011
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	37,428
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	63,994
		$ 793,466
General Obligations - General Purpose – 10.6%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$ 735,075
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	40,029
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	155,000	160,699
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	46,026
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	582,945
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	686,142
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027 (Prerefunded 4/01/2017)	175,000	176,209
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,238,870
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	150,000	150,723
State of California, 6%, 11/01/2039	700,000	778,029
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	375,000	436,391
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,182,250
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,172,350
State of Mississippi, “F”, 5%, 11/01/2029	850,000	999,694
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030	1,000,000	1,121,950
		$ 9,507,382
General Obligations - Schools – 8.9%
Lamar County, MS, School District, 5%, 9/01/2031	$1,095,000	$ 1,208,333
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,130,400
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	563,680
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	562,295
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	814,275
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	950,000	1,047,755
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/2028 (Prerefunded 4/01/2018)	1,000,000	1,052,510
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	1,000,000	1,174,690
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	475,289
		$ 8,029,227
Healthcare Revenue - Hospitals – 11.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$500,000	$ 564,505
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	369,889
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	380,000	409,693
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	80,000	89,050
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	566,570
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,112,700
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,105,000	2,263,359
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,090
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,068,010
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (South Central Regional Medical Center), 5.25%, 12/01/2031	500,000	500,770
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.5%, 4/01/2019	250,000	250,180
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.75%, 4/01/2023	$250,000	$ 250,045
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	240,802
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	617,853
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	153,410
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	84,479
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	209,511
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	709,370
		$ 10,462,286
Industrial Revenue - Paper – 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 873,825
Multi-Family Housing Revenue – 1.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	$150,000	$ 113,796
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	1,000,000	1,029,920
		$ 1,143,716
Sales & Excise Tax Revenue – 3.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$450,000	$ 498,865
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	313,355
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	642,749
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	938,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	240,000	169,970
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	295,000	30,943
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	185,000	44,193
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	9,890
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	191,127
		$ 2,839,762
Single Family Housing - State – 1.3%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 ”, GNMA, 5.625%, 6/01/2039	$105,000	$ 107,246
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	990,000	1,027,412
		$ 1,134,658
State & Local Agencies – 18.8%
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	$1,000,000	$ 1,078,910
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	190,000	212,143
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	290,272
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/2028 (Prerefunded 7/01/2017)	680,000	693,953
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	650,938
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,122,230
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	385,886
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	400,864
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	421,420
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), 4.75%, 1/01/2035 (Prerefunded 1/01/2018)	500,000	518,050
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	562,450
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	559,515
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	924,205
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	558,915
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	550,445
Mississippi Development Bank Special Obligation (Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	798,805
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	548,455
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	$750,000	$ 808,005
Mississippi Development Bank Special Obligation (Southaven Water and Sewer System Project), 5%, 2/01/2029 (Prerefunded 2/01/2018)	1,000,000	1,041,790
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,279,428
Mississippi Development Bank Special Obligation, (Biloxi, Mississippi Refunding Project), BAM, 5%, 11/01/2027	1,090,000	1,256,377
Mississippi Development Bank Special Obligation, (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	1,500,000	1,763,640
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	390,000	445,661
		$ 16,872,357
Tax - Other – 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$125,000	$ 138,177
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	44,501
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	470,000	460,041
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	315,000	329,266
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	850,245
		$ 1,822,230
Tobacco – 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$420,000	$ 478,964
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	155,000	133,689
		$ 612,653
Toll Roads – 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 125,033
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	97,808
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	179,523
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	331,548
		$ 733,912
Transportation - Special Tax – 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$ 1,230,635
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	730,000	729,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	70,000	72,267
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	545,000	564,462
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	10,000	9,878
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	5,000	4,732
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	20,000	18,224
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	35,000	30,268
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	178,661
		$ 2,848,200
Universities - Colleges – 20.8%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$ 1,095,310
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	1,010,685
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,611,720
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,147,608
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/2023	1,000,000	1,122,890
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	466,344
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	406,665
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038	1,000,000	1,137,380
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036	1,585,000	1,744,641
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/2037 (Prerefunded 3/01/2017)	1,000,000	1,006,200
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	590,000	758,835
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	$15,000	$ 14,999
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,128,230
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	590,135
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	587,690
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,597,860
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034	715,000	761,182
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	490,000	537,030
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	1,996,367
		$ 18,721,771
Universities - Dormitories – 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$ 1,077,540
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$ 412,628
Utilities - Municipal Owned – 2.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 352,038
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	82,470
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	93,104
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	171,366
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027	155,000	165,348
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028	100,000	106,782
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029	485,000	518,717
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	551,355
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,876
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,326
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	9,944
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,255
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	95,000	99,986
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,466
		$ 2,316,033
Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$375,000	$ 405,296
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	185,000	205,215
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	107,705
		$ 718,216
Water & Sewer Utility Revenue – 7.4%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2022	$150,000	$ 159,235
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2023	600,000	636,372
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	31,744
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	285,000	302,582
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	150,897
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,947
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,189
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,197,460
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	27,699
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	32,761
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,546
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	38,389
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$750,000	$ 946,350
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,368,449
Southaven, MS, Combined Water and Sewer System Rev., 5%, 2/01/2025	200,000	233,090
Southaven, MS, Combined Water and Sewer System Rev., 5%, 2/01/2026	380,000	445,729
		$ 6,652,439
Total Municipal Bonds		$87,572,301
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.51% (v)	1,146,997	$ 1,146,997
Total Investments		$88,719,298
Other Assets, Less Liabilities – 1.3%		1,189,635
Net assets – 100.0%		$89,908,933
(d)	In default.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$87,572,301	$—	$87,572,301
Mutual Funds	1,146,997	—	—	1,146,997
Total Investments	$1,146,997	$87,572,301	$—	$88,719,298
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$85,293,583
Gross unrealized appreciation	4,263,719
Gross unrealized depreciation	(838,004)
Net unrealized appreciation (depreciation)	$3,425,715
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
6

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,584,300	19,935,133	(21,372,436)	1,146,997
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(27)	$—	$6,784	$1,146,997
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Mississippi	77.2%
Puerto Rico	5.0%
Guam	2.8%
Massachusetts	2.4%
California	2.1%
New York	1.6%
Illinois	1.2%
Michigan	1.1%
New Hampshire	1.0%
Tennessee	0.8%
Wisconsin	0.8%
Virginia	0.6%
Colorado	0.6%
Texas	0.5%
Kentucky	0.5%
New Jersey	0.4%
Washington	0.3%
Florida	0.3%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2016
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 2.5%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$ 240,043
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	335,000	373,558
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,152,940
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	59,554
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	71,220
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	48,122
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	85,326
		$ 3,030,763
General Obligations - General Purpose – 8.4%
Cambria County, PA, Unrefunded Balance, BAM, 5%, 8/01/2020	$610,000	$ 662,924
Commonwealth of Pennsylvania, 5%, 4/15/2019	1,000,000	1,073,460
Commonwealth of Pennsylvania, 5%, 6/01/2020	1,500,000	1,650,075
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	325,000	344,822
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	90,000	91,073
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	215,000	218,722
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	85,775
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	103,559
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	325,762
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2031	1,000,000	1,120,620
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,122,830
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,000,000	1,114,150
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	520,000	522,517
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	430,000	435,900
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,025
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	165,000	163,523
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,142,160
		$ 10,202,897
General Obligations - Schools – 9.6%
Carlisle, PA, School District, 5%, 9/01/2026	$1,000,000	$ 1,102,620
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	718,037
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	439,470
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	169,707
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	116,674
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	233,420
Daniel Boone, PA, School District Rev., 5%, 8/15/2032	10,000	10,465
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/2034	1,275,000	1,368,279
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,125,150
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,584,705
Reading, PA, School District, “A”, 5%, 4/01/2018	1,000,000	1,034,570
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	712,082
Scranton, PA, School District, “A”, AGM, 5%, 7/15/2027	1,340,000	1,371,530
West Chester, PA, Area School District, “A”, 5%, 5/15/2024	500,000	597,325
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/2034	1,000,000	1,070,020
		$ 11,654,054
Healthcare Revenue - Hospitals – 18.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/2018	$500,000	$ 529,870
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	1,000,000	1,086,640
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,611,600
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	570,360
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	930,894
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	600,670
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/2040	1,000,000	1,075,700
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	$445,000	$ 490,381
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	305,000	333,405
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	334,311
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	774,562
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	502,255
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/2034	1,000,000	1,063,420
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	570,600
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	176,133
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	158,379
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	335,000	362,999
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	390,000	420,475
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,116,440
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	814,875
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	105,000	116,879
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	540,110
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	20,000	20,831
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	500,000	533,255
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/2029	1,000,000	1,152,520
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,121,020
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	874,152
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025 (Prerefunded 6/01/2018)	430,000	458,242
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025	320,000	335,683
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,089,740
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033	500,000	543,370
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	176,137
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	570,020
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,067,410
		$ 22,123,338
Healthcare Revenue - Long Term Care – 5.3%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	$300,000	$ 300,126
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	250,000	250,388
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	485,150
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	520,990
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	503,825
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	494,532
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	54,263
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	804,030
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	523,255
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	550,000
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2036	1,000,000	1,070,760
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	282,947
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	378,776
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	64,481
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	123,579
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,353
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	11,473
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	$70,000	$ 81,001
		$ 6,510,929
Industrial Revenue - Environmental Services – 0.5%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	$500,000	$ 495,935
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	115,000	115,373
		$ 611,308
Industrial Revenue - Other – 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,213,010
Miscellaneous Revenue - Other – 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 147,153
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	232,950
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	793,590
		$ 1,173,693
Sales & Excise Tax Revenue – 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$ 655,006
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	325,000	230,168
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	400,000	41,956
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	250,000	59,720
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	13,846
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	258,856
		$ 1,259,552
Secondary Schools – 3.7%
Bucks Country, PA, Industrial Development Authority Rev.(School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 503,560
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	397,164
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2025	150,000	176,105
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2026	210,000	244,482
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	504,385
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	531,960
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035	665,000	762,808
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	500,000	501,415
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	415,284
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	400,000	444,612
		$ 4,481,775
Single Family Housing - State – 0.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”97-A“, 4.5%, 10/01/2022	$890,000	$ 891,388
Solid Waste Revenue – 0.4%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$ 533,355
State & Local Agencies – 4.1%
Commonwealth Financing Authority Rev., ”A-2“, 5%, 6/01/2036	$1,500,000	$ 1,638,000
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	815,000	861,113
Delaware Valley, PA, Regional Finance Authority, ”C“, FRN, 1.374%, 6/01/2037	745,000	602,958
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	60,000	63,859
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	440,000	468,296
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	541,865
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., ”A“, AGM, 5%, 6/01/2033	$735,000	$ 799,063
		$ 4,975,154
Tax - Other – 2.4%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., ”A“, 5%, 5/01/2035	$750,000	$ 783,480
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	154,759
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	50,063
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	185,000	206,767
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	115,000	127,820
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	115,000	127,214
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	60,000	66,215
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	185,000	202,399
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	100,000	97,881
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	655,000	684,469
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	430,000	449,475
		$ 2,950,542
Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), ”A“, 5.45%, 7/01/2035	$215,000	$ 214,727
Tobacco – 1.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., ”A-2“, 5.3%, 6/01/2037	$665,000	$ 613,004
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	755,000	860,994
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.5%, 6/01/2023	280,000	281,781
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.75%, 6/01/2034	165,000	142,314
		$ 1,898,093
Toll Roads – 1.8%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,291,755
Pennsylvania Turnpike Commission Rev., ”B“, 5%, 12/01/2030	525,000	596,064
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	159,132
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	126,575
		$ 2,173,526
Transportation - Special Tax – 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$145,000	$ 147,516
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	270,000	272,692
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	530,000	529,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	745,000	771,604
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	70,000	73,182
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	215,000	232,800
Pennsylvania Turnpike Commission (Motor License Fund), ”B“, 5%, 12/01/2030	1,000,000	1,106,240
		$ 3,133,355
Universities - Colleges – 18.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2033 (Prerefunded 3/01/2018)	$1,250,000	$ 1,305,687
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2032	500,000	562,315
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 6%, 10/15/2038 (Prerefunded 10/15/2018)	250,000	270,920
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 5.75%, 10/15/2040	500,000	545,160
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,113,710
Crawford County, PA, Industrial Development Authority, College Rev., ”A“, 6%, 11/01/2031	250,000	269,135
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/2026	1,000,000	1,036,960
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), ”HH1“, 5%, 11/01/2039	300,000	319,128
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	595,595
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	$750,000	$ 813,105
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	387,348
Erie, PA, Higher Education Building Authority Rev. (Gannon University), ”A“, 5.5%, 5/01/2040	1,000,000	1,063,380
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,074,055
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/2037 (Prerefunded 4/15/2018)	500,000	524,750
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, ETM, 6%, 12/01/2017	285,000	296,913
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034	250,000	262,838
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	547,580
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	750,000	804,000
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	605,000	496,330
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/2037 (Prerefunded 11/01/2017)	630,000	650,828
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), ”A“, 5.25%, 5/01/2027	500,000	509,060
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), ”A“, 5%, 5/01/2037	500,000	505,445
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), ”JJ2“, 6.25%, 11/01/2041	500,000	546,690
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), ”A“, 5%, 8/15/2036	500,000	581,170
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	928,576
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2036	750,000	833,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	82,027
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/2038	1,000,000	1,041,100
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), ”B“, 5%, 4/01/2027	520,000	614,156
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	25,000	25,026
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030	1,000,000	1,084,460
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,082,790
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), ”A“, 5%, 11/01/2026	1,000,000	1,144,440
		$ 21,918,077
Universities - Dormitories – 3.1%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), ”A“, 5%, 7/01/2045	$1,000,000	$ 1,023,230
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	1,000,000	1,023,860
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,145,250
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	500,000	548,220
		$ 3,740,560
Utilities - Investor Owned – 2.1%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$ 1,068,200
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	462,812
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), ”A“, 5%, 10/01/2039	1,000,000	1,070,620
		$ 2,601,632
Utilities - Municipal Owned – 1.8%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$315,000	$ 341,340
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	95,000	104,462
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	105,000	115,011
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	555,585
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”9“, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	437,670
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), ”9“, 5.25%, 8/01/2040	610,000	663,375
		$ 2,217,443
Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., ”A“, 6.5%, 11/01/2039	$545,000	$ 720,168
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	363,916
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	420,000	453,932
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	235,000	266,429
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	255,000	277,129
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	79,103
		$ 2,160,677
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 6.9%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$ 1,089,610
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	576,045
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033	1,000,000	1,089,810
Canonsburg-Houston, PA, Joint Authority Sewer Rev., ”A“, 5%, 12/01/2040	1,000,000	1,101,160
Clairton, PA, Municipal Authority Sewer Rev., ”B“, 5%, 12/01/2042	500,000	538,940
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	45,000	45,881
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	110,000	110,351
Delaware County, PA, Regional Water Quality Control Authority Rev., 5%, 5/01/2027	450,000	519,642
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	49,316
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	132,570
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	260,000	276,039
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/2031	1,000,000	1,020,440
Philadelphia, PA, Water & Wastewater Rev., ”A“, 5.25%, 1/01/2032 (Prerefunded 1/01/2019)	1,000,000	1,078,050
St. Mary's, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	794,460
		$ 8,422,314
Total Municipal Bonds		$120,092,162
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.51% (v)	727,553	$ 727,553
Total Investments		$120,819,715
Other Assets, Less Liabilities – 0.9%		1,042,249
Net assets – 100.0%		$121,861,964
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,092,162	$—	$120,092,162
Mutual Funds	727,553	—	—	727,553
Total Investments	$727,553	$120,092,162	$—	$120,819,715
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$114,622,174
Gross unrealized appreciation	6,750,218
Gross unrealized depreciation	(552,677)
Net unrealized appreciation (depreciation)	$6,197,541
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,755,968	19,278,486	(21,306,901)	727,553
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(152)	$—	$5,851	$727,553
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Pennsylvania	82.4%
Puerto Rico	4.8%
Illinois	2.6%
Guam	1.8%
Michigan	1.4%
California	1.1%
Florida	0.9%
Colorado	0.9%
Tennessee	0.8%
Texas	0.8%
New Jersey	0.8%
Kentucky	0.7%
Indiana	0.3%
Georgia	0.3%
Louisiana	0.3%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$ 2,250,080
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	241,903
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	166,653
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,415,240
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,120,000	1,103,603
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	97,452
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,957
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	80,203
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	127,989
		$ 6,494,080
General Obligations - General Purpose – 6.6%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$ 1,030,666
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	2,020,000	2,431,817
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/2020	1,000,000	1,125,180
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	525,190
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	130,000	131,550
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	66,505
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	280,000	290,295
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	57,533
Laurens County, SC, School District No. 56, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,101,750
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	105,000	105,506
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,172,580
South Carolina, State Highway, “A”, 5%, 6/01/2018	3,000,000	3,164,310
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	770,000	896,057
		$ 12,098,939
General Obligations - Schools – 9.7%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$ 1,499,978
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,141,790
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), 5%, 12/01/2028	3,000,000	3,463,560
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,204,266
Oconee County, GA, General Obligation, “A”, 5%, 3/01/2022	805,000	924,534
Orangeburg County, SC, Consolidated School District, 4%, 4/01/2019	1,315,000	1,389,942
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,240,860
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,347,190
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,150,050
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,365,288
		$ 17,727,458
Healthcare Revenue - Hospitals – 17.6%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	$400,000	$ 438,440
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	1,016,270
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,233,820
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	3,400,000	3,673,530
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,069,910
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,128,230
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	627,660
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	546,297
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	165,458
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	190,055
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	605,000	652,275
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	865,000	934,589
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2032	$1,500,000	$ 1,539,990
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,097,650
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,095,170
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	553,780
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	448,004
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	499,900
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	643,354
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	915,000	1,019,593
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,164,780
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,305,550
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	290,023
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,077,710
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,610,910
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	1,500,000	1,627,740
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	2,000,000	2,143,660
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	118,270
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	288,785
		$ 32,201,403
Healthcare Revenue - Long Term Care – 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	$205,834	$ 191,459
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	143,190	13,257
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	716,047
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	244,300
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	990,630
		$ 2,155,693
Industrial Revenue - Other – 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/2017	$1,000,000	$ 1,018,790
Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,039,950
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	119,310
		$ 1,159,260
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$ 48,742
Multi-Family Housing Revenue – 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/2038	$1,000,000	$ 1,000,790
Port Revenue – 0.9%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$ 339,207
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	506,142
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	553,195
South Carolina Port Authority Rev., 5.25%, 7/01/2040	250,000	270,955
		$ 1,669,499
Sales & Excise Tax Revenue – 0.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$725,000	$ 803,728
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	475,000	336,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	595,000	62,409
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	375,000	89,580
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	100,000	19,780
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$2,080,000	$ 385,965
		$ 1,697,862
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$ 227,286
Solid Waste Revenue – 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/2028 (Prerefunded 10/01/2017)	$1,000,000	$ 1,030,330
State & Local Agencies – 8.6%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	$1,000,000	$ 1,184,650
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2020	800,000	882,808
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,118,130
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,141,960
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,118,504
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	1,330,000	1,076,422
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,305,722
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	290,000	323,797
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	15,000	16,535
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	50,000	54,869
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	55,000	60,007
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	908,462
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,282,020
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, AGM, 5%, 6/01/2033	1,115,000	1,212,184
		$ 15,686,070
Tax - Other – 4.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$50,000	$ 52,200
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,132,553
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	823,448
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	548,965
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	198,976
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	66,751
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	318,533
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	200,066
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	199,118
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	104,841
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	311,804
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Vase Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,130,040
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	320,000	313,219
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	390,000	406,731
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,245,000	1,301,013
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	663,759
		$ 7,772,017
Tobacco – 1.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$840,000	$ 774,320
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	850,000	969,331
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	235,000	202,690
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	800,382
		$ 2,746,723
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 308,555
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	572,188
		$ 880,743
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 4.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$ 768,099
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	435,000	467,068
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,015
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	970,000	968,758
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	100,000	103,239
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,110,000	1,149,638
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	80,000	80,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	155,000	167,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	105,000	109,773
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	378,977
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/2023	2,825,000	3,177,306
		$ 7,390,800
Universities - Colleges – 6.1%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$ 1,369,410
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	910,000	746,546
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	223,096
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	66,570
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	107,930
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	55,000	36,892
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	19,583
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/2032 (Prerefunded 4/01/2017)	1,000,000	1,011,070
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,733,441
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	815,087
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,031
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	376,184
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,000,000	1,079,630
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	410,656
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/2038 (Prerefunded 5/01/2018)	1,000,000	1,057,410
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	2,000,000	2,155,920
		$ 11,239,456
Universities - Dormitories – 2.1%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$2,555,000	$ 2,762,543
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2039 (Prerefunded 6/01/2018)	1,000,000	1,053,990
		$ 3,816,533
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$ 892,168
Utilities - Municipal Owned – 9.4%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$ 2,650,125
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,504,653
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	860,000	967,018
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	159,442
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	186,208
Piedmont, SC, Municipal Power Agency, 6.25%, 1/01/2021	2,700,000	3,134,511
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,096,010
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	20,932
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2037	1,500,000	1,679,145
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2046	1,000,000	1,112,360
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	2,305,000	2,496,246
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,000,000	1,085,340
South Carolina Public Service Authority, “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	195,000	211,179
		$ 17,303,169
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$ 905,166
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	847,480
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	156,334
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,101,180
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	299,503
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	328,785
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	663,400
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	358,637
		$ 4,660,485
Water & Sewer Utility Revenue – 16.1%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$ 1,122,230
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “B”, 5%, 1/01/2030	2,400,000	2,897,424
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2021	400,000	451,432
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2025	580,000	653,399
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2036	3,000,000	3,300,870
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,685
Dorchester County, SC, Waterworks & Sewer Systems Rev., 5%, 10/01/2029	1,000,000	1,069,510
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,099,910
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/2030 (Prerefunded 10/01/2018)	1,000,000	1,065,240
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	95,232
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	334,432
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	426,675
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	577,675
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	564,935
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/2032	1,405,000	1,414,877
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039	2,000,000	2,151,640
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	55,398
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	65,521
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,092
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	76,779
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,847,885
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,103,540
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,244,680
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,138,320
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/2017	2,040,000	2,074,007
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/2025 (Prerefunded 12/01/2017)	540,000	559,569
		$ 29,459,957
Total Municipal Bonds		$180,378,253
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.51% (v)	1,217,831	$ 1,217,831
Total Investments		$181,596,084
Other Assets, Less Liabilities – 0.9%		1,694,353
Net assets – 100.0%		$183,290,437
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
5

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$180,378,253	$—	$180,378,253
Mutual Funds	1,217,831	—	—	1,217,831
Total Investments	$1,217,831	$180,378,253	$—	$181,596,084
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$174,947,751
Gross unrealized appreciation	8,169,218
Gross unrealized depreciation	(1,520,885)
Net unrealized appreciation (depreciation)	$6,648,333
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	792,476	39,845,614	(39,420,259)	1,217,831
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(234)	$—	$9,277	$1,217,831
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
South Carolina	78.2%
Puerto Rico	4.8%
California	2.3%
Guam	2.2%
Pennsylvania	1.7%
Michigan	1.4%
Illinois	1.2%
New York	1.1%
Tennessee	0.9%
Kentucky	0.9%
New Jersey	0.8%
Florida	0.7%
Colorado	0.5%
New Hampshire	0.5%
Virginia	0.5%
Nebraska	0.5%
Indiana	0.4%
Texas	0.4%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 3.9%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$200,000	$ 223,296
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,079,340
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,109,900
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,206,029
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	680,000	670,045
		$ 4,288,610
General Obligations - General Purpose – 16.5%
Chattanooga, TN, “B”, 4%, 10/01/2023	$1,325,000	$ 1,454,492
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	206,893
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	80,000	80,954
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	215,000	222,905
Johnson City, TN Rfdg 30/Jun/2009 01/Jun/2031 5%, 5%, 6/01/2031	1,000,000	1,084,710
Memphis, TN, “A”, 5%, 11/01/2022	1,000,000	1,161,750
Memphis, TN, “B”, 5%, 4/01/2034	1,025,000	1,158,393
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,142,750
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,217,780
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2028 (Prerefunded 1/01/2018)	2,000,000	2,078,180
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,085,200
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	190,000	190,916
Shelby County, TN, “A”, 4.75%, 3/01/2018	200,000	208,648
Shelby County, TN, “A”, 5%, 3/01/2028	2,000,000	2,257,920
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	460,000	535,307
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,715,445
Sumner County, TN, 5%, 6/01/2021	1,300,000	1,476,930
		$ 18,279,173
General Obligations - Schools – 1.8%
Williamson County, TN, School District, 5%, 4/01/2026	$740,000	$ 904,280
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,073,444
		$ 1,977,724
Healthcare Revenue - Hospitals – 16.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$ 1,042,990
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	536,370
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,072,810
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	323,349
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	747,096
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	460,939
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,712,520
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/2038 (Prerefunded 4/01/2018)	730,000	770,508
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	281,834
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/2018	65,000	65,214
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	790,000	851,731
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	265,000	286,319
Knox County, TN, Health Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,111,400
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,132,590
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,056,470
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,898,750
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	85,000	94,616
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	571,205
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	107,073
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	$1,500,000	$ 1,618,965
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/2027 (Prerefunded 3/01/2018)	1,500,000	1,570,380
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	193,183
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	870,086
		$ 18,376,398
Healthcare Revenue - Long Term Care – 4.0%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/2023 (Prerefunded 4/01/2017)	$350,000	$ 353,693
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	750,000	753,517
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	1,016,820
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,035,960
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A'”, 5%, 9/01/2037	750,000	749,947
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	525,971
		$ 4,435,908
Miscellaneous Revenue - Entertainment & Tourism – 2.5%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$ 2,736,250
Miscellaneous Revenue - Other – 3.6%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	$120,000	$ 119,606
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	535,000	603,400
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,400,379
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	785,000	821,196
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,093,886
		$ 4,038,467
Sales & Excise Tax Revenue – 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$480,000	$ 542,074
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	318,666
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	783,181
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	285,000	201,840
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	2,890,000	303,132
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	225,000	53,748
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	11,868
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	232,878
		$ 2,447,387
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$ 134,306
Single Family Housing - State – 1.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/2029	$535,000	$ 547,086
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	975,000	1,007,467
		$ 1,554,553
State & Agency - Other – 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/2040	$1,000,000	$ 1,023,080
State & Local Agencies – 10.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$ 776,468
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,104,860
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	795,000	643,425
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, AGM, 5%, 6/01/2033	665,000	722,961
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	360,000	378,882
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	$1,640,000	$ 1,726,018
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	1,000,000	1,185,010
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,455,404
Tennessee School Bond Authority, “A”, 5%, 11/01/2043	1,000,000	1,127,020
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/2032	2,000,000	2,021,420
		$ 11,141,468
Tax - Other – 2.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$25,000	$ 26,100
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	150,000	165,813
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	55,626
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	190,002
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	116,705
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	116,152
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	66,215
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	191,459
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	180,000	176,186
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	230,000	239,867
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	415,000	433,671
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	380,000	397,210
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	250,000	267,773
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	266,178
		$ 2,708,957
Tobacco – 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$200,000	$ 228,078
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	245,000	246,558
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	163,877
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	550,000	478,489
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	730,000	729,964
		$ 1,846,966
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$ 185,133
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	342,243
		$ 527,376
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$600,000	$ 672,324
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	260,000	279,167
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,011
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	545,000	544,302
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	45,000	46,458
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	655,000	678,390
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	40,000	40,161
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	95,000	102,725
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	60,000	62,728
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	93,744
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	216,558
		$ 2,751,568
Universities - Colleges – 7.6%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$ 525,985
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	263,775
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/2023	1,000,000	1,069,330
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	562,015
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	419,625
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,073,350
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Prerefunded, 5%, 10/01/2034 (Prerefunded 10/01/2019)	$535,000	$ 584,236
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Unrefunded ETM, 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,145,839
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	555,000	455,311
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	133,857
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	20,000	19,999
Shelby County TN Health Educational & Housing Facilities Board Rev. Edl, 5.5%, 8/01/2040	1,000,000	1,132,340
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,016
		$ 8,400,678
Universities - Dormitories – 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 529,015
Utilities - Municipal Owned – 7.0%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/2033 (Prerefunded 3/01/2018)	$2,000,000	$ 2,089,580
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	437,350
Citizens Gas Utility District, TN, Gas Rev., ETM, (Prerefunded 5/01/2019), 5%, 5/01/2035 (Prerefunded 5/01/2019)	580,000	627,543
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,357,337
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	300,000	325,086
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	470,000	504,475
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/2029	1,000,000	1,043,350
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	195,000	215,590
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,143,060
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,466
		$ 7,753,837
Utilities - Other – 1.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$225,000	$ 249,586
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	130,380
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	96,644
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,396,632
		$ 1,873,242
Water & Sewer Utility Revenue – 10.3%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	$150,000	$ 163,293
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029	1,000,000	1,130,410
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	2,000,000	2,271,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	68,778
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	312,201
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., NATL, 5.25%, 9/01/2037 (Prerefunded 9/01/2017)	1,000,000	1,028,720
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/2021	865,000	964,146
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,261,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	33,239
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	38,221
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,062
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	49,358
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	82,017
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	747,313
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,574,960
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	$550,000	$ 638,842
		$ 11,386,480
Total Municipal Bonds		$108,211,443
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.51% (v)	1,211,159	$ 1,211,159
Total Investments		$109,422,602
Other Assets, Less Liabilities – 1.3%		1,470,589
Net assets – 100.0%		$110,893,191
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$108,211,443	$—	$108,211,443
Mutual Funds	1,211,159	—	—	1,211,159
Total Investments	$1,211,159	$108,211,443	$—	$109,422,602
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$105,160,862
Gross unrealized appreciation	4,993,373
Gross unrealized depreciation	(731,633)
Net unrealized appreciation (depreciation)	$4,261,740
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
6

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,884,410	21,862,653	(22,535,904)	1,211,159
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(23)	$—	$6,038	$1,211,159
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Tennessee	78.8%
Puerto Rico	4.7%
Guam	3.1%
New York	1.8%
Pennsylvania	1.7%
U.S. Virgin Islands	1.2%
Florida	1.1%
New Jersey	1.1%
Kentucky	1.0%
Illinois	1.0%
Wisconsin	0.8%
Virginia	0.5%
New Hampshire	0.5%
Colorado	0.5%
California	0.5%
Georgia	0.3%
Texas	0.1%
Mississippi	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2016
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 3.4%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$ 569,405
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	855,000	953,410
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/2028	1,500,000	1,590,525
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,128,833
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,145,860
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,237,020
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,113,510
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,267,532
		$ 10,006,095
General Obligations - General Purpose – 14.0%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/2022	$1,950,000	$ 2,274,071
Arlington County, VA, General Obligation, “B”, 5%, 8/15/2026	4,000,000	4,930,160
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	2,182,309
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	838,182
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	210,000	212,503
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	1,057,895
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	540,000	559,856
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	126,573
Isle Wight County, VA, “A”, 4%, 4/01/2020	1,045,000	1,123,824
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,519,960
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	5,500,000	5,878,950
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,113,930
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,177,410
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	500,000	565,630
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	650,000	653,146
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	575,000	582,889
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	170,000	170,819
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	380,000	376,599
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024	1,785,000	2,087,736
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028	220,000	253,682
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/2022	555,000	645,287
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	1,195,000	1,390,633
Suffolk, VA, General Obligation, 5%, 12/01/2021	3,330,000	3,829,467
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,906,808
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,317,480
		$ 40,775,799
Healthcare Revenue - Hospitals – 14.7%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/2037	$1,000,000	$ 1,013,980
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	2,000,000	2,303,520
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), Prerefunded, 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	580,302
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance, 5.5%, 5/15/2035	970,000	1,051,878
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,226,420
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025	500,000	537,835
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/2037 (Prerefunded 10/01/2017)	2,000,000	2,064,560
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	828,975
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,094,270
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,195,853
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,844,895
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	1,500,000	1,624,770
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,103,976
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$375,000	$ 400,301
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	417,065
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	711,206
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,211,634
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,581,285
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	50,029
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,149,114
Roanoke, VA, Industrial Development Authority Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/2017	820,000	841,574
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	2,011,330
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), ''A'', 5.25%, 9/01/2037	2,000,000	2,029,920
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,328,720
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029	1,400,000	1,530,886
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	247,804
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	600,220
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,165,520
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	697,656
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	459,304
		$ 42,904,802
Healthcare Revenue - Long Term Care – 3.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$ 1,011,620
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,109,810
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	701,760
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,076,690
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	433,785
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	420,193
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	9,438
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	956,140
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	506,485
Prince William County, VA, Industrial Development Authority, Residential Care Facilities (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,005,870
Suffolk, VA, Economic Development Facilities Rev. (Lake Prince Center, Inc,), 5%, 9/01/2031	1,000,000	1,059,800
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	164,133
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	311,889
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	35,000	39,736
		$ 8,807,349
Industrial Revenue - Other – 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,000,000	$ 3,588,420
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 118,124
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	155,103
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$ 273,395
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$ 86,653
Multi-Family Housing Revenue – 6.1%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,515,000	$ 2,535,246
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,548,658
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,134,851
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	$3,000,000	$ 3,064,680
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,369,647
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,914,278
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,183,097
		$ 17,750,457
Port Revenue – 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031	$3,000,000	$ 3,601,860
Sales & Excise Tax Revenue – 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$1,320,000	$ 1,463,339
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	44,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	750,000	531,157
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	930,000	97,548
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	590,000	140,939
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	31,648
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	603,070
		$ 2,911,733
Secondary Schools – 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040	$1,900,000	$ 2,008,908
State & Local Agencies – 12.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	$1,955,000	$ 1,582,260
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	572,410
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,140,350
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,139,980
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/2029	500,000	520,895
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2034	2,770,000	3,159,822
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,630,303
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,686,175
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	2,400,000	2,514,576
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033	600,000	621,900
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,490,446
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,612,695
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,368,370
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,353,640
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/2028 (Prerefunded 8/01/2018)	1,000,000	1,063,240
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	1,034,778
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,096,320
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,280,527
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,115,790
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	108,950
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2034	1,750,000	2,020,708
		$ 36,114,135
Tax - Other – 1.6%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$75,000	$ 78,300
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	365,000	403,478
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	133,503
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	235,000	230,020
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	620,000	646,598
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,030,000	2,121,330
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	990,000	1,034,837
		$ 4,648,066
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$ 807,015
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	506,550
		$ 1,313,565
Tobacco – 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$ 237,537
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	965,855
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,140,567
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,575,000	1,796,114
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	680,000	684,325
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	735,000	639,435
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/2047	1,000,000	851,290
		$ 6,315,123
Toll Roads – 3.2%
Chesapeake Bay Bridge & Tunnel District Rev., 5%, 7/01/2051	$3,000,000	$ 3,222,930
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,080,200
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,600,275
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	521,739
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	967,907
		$ 9,393,051
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$ 50,037
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,250,000	1,248,400
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	175,506
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,695,000	1,755,528
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	160,000	167,274
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	505,000	546,809
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,146,690
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	570,930
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,312,896
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029	1,485,000	1,601,127
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032	1,365,000	1,462,065
		$ 10,037,262
Universities - Colleges – 8.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$ 1,662,437
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	649,317
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	1,450,000	1,189,551
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034	1,000,000	1,123,890
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	376,575
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	198,591
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,259,178
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	773,399
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	988,110
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,010,240
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/2026	2,000,000	1,999,860
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,388,089
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,193,429
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,227,500
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,124,700
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,886,875
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	544,965
		$ 24,596,706
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 3.8%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$785,000	$ 850,642
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	1,250,000	1,341,687
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	519,627
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	59,503
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	257,811
Puerto Rico Electric Power Authority Rev., “LL”, 5.5%, 7/01/2017	15,000	15,268
Puerto Rico Electric Power Authority Rev., “MM”, 5%, 7/01/2020	5,000	5,227
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2024	25,000	25,034
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	29,834
Puerto Rico Electric Power Authority Rev., “UU”, 4.5%, 7/01/2018	20,000	20,432
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,786
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	300,000	315,744
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	36,630
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,943,462
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,304,420
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,231,200
		$ 11,142,307
Utilities - Other – 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$ 1,021,346
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	615,645
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	328,785
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	246,171
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,326,800
		$ 3,538,747
Water & Sewer Utility Revenue – 16.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$ 107,055
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	265,845
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,132,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	65,755
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	193,331
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	620,000	658,248
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	1,255,000	1,315,391
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	745,000	780,849
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2038 (Prerefunded 4/01/2018)	3,750,000	3,930,450
James City, VA, Water & Sewer Rev., 5%, 1/15/2040 (Prerefunded 1/15/2018)	1,290,000	1,342,258
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	88,637
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	109,202
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	55,154
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	120,652
Norfolk, VA, Water Rev., 5%, 11/01/2028	1,000,000	1,122,720
Norfolk, VA, Water Rev., 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	4,000,000	4,255,760
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/2041 (Prerefunded 7/01/2017)	2,000,000	2,041,340
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,530,866
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/2027 (Prerefunded 10/01/2017)	3,000,000	3,085,830
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,094,580
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	1,047,705
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,390,313
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	174,896
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	200,000	229,408
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	187,773
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	1,974,302
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,778,022
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	1,245,000	1,423,247
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	$5,755,000	$ 6,561,793
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	3,000,000	3,413,160
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,395,000	1,588,793
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,247,973
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,191,375
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	982,254
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	599,663
		$ 48,087,450
Total Municipal Bonds		$287,901,883
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.51% (v)	4,777,134	$ 4,777,134
Total Investments		$292,679,017
Other Assets, Less Liabilities – (0.2)%		(724,525)
Net assets – 100.0%		$291,954,492
(a)	Non-income producing security.
(d)	In default.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$287,901,883	$—	$287,901,883
Mutual Funds	4,777,134	—	—	4,777,134
Total Investments	$4,777,134	$287,901,883	$—	$292,679,017
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$277,573,889
Gross unrealized appreciation	13,905,445
Gross unrealized depreciation	(3,807,786)
Net unrealized appreciation (depreciation)	$10,097,659
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,556,870	56,804,896	(55,584,632)	4,777,134
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$84	$—	$15,828	$4,777,134
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
Virginia	76.0%
Puerto Rico	4.8%
District of Columbia	3.1%
National Issue	2.2%
Guam	1.9%
Illinois	1.5%
New York	1.4%
Tennessee	1.2%
Pennsylvania	1.0%
California	0.9%
Michigan	0.8%
Ohio	0.8%
New Jersey	0.6%
Colorado	0.5%
Washington	0.3%
Louisiana	0.3%
New Hampshire	0.3%
Massachusetts	0.2%
Texas	0.2%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.0%
Airport Revenue – 1.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$ 170,432
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	118,270
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	745,000	734,093
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	470,000	513,569
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	64,968
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	76,699
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	58,815
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	90,659
		$ 1,827,505
General Obligations - General Purpose – 4.0%
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	$85,000	$ 86,013
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	40,028
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	250,000	259,193
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	51,780
State of West Virginia, 4%, 6/01/2022	2,000,000	2,140,640
State of West Virginia, 4%, 6/01/2023	2,000,000	2,130,360
		$ 4,708,014
General Obligations - Schools – 8.4%
Hancock County, WV, Board of Education, 5%, 5/01/2019	$1,130,000	$ 1,218,456
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	1,405,000	1,518,552
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,125,210
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,228,540
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,691,600
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,051,420
		$ 9,833,778
Healthcare Revenue - Hospitals – 16.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$725,000	$ 796,536
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	513,540
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	420,000	478,010
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	340,000	368,417
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	410,000	442,037
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	290,000	313,331
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038 (Prerefunded 7/01/2018)	675,000	714,650
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	855,000	956,480
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,247,642
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,131,090
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	818,407
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034 (Prerefunded 2/15/2019)	1,000,000	1,094,300
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,120,060
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	2,000,000	2,304,300
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	513,570
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,070,640
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,071,070
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 4%, 6/01/2035	1,500,000	1,518,780
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/2044	1,460,000	1,626,542
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/2035 (Prerefunded 12/01/2018)	1,000,000	1,082,540
		$ 19,181,942
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 16.4%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$ 664,792
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	142,079
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	222,596
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	598,902
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	608,334
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/2018	3,470,000	3,616,781
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “B”, AMBAC, 5.375%, 7/01/2018	810,000	844,263
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040	2,475,000	2,684,732
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2026 (Prerefunded 7/01/2018)	1,000,000	1,056,430
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2028 (Prerefunded 7/01/2018)	750,000	792,323
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,092,490
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2031	1,890,000	2,177,960
West Virginia School Building Authority, Lottery Capital Improvement Rev., “B”, 5%, 7/01/2032	1,940,000	2,225,898
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2039	2,200,000	2,350,348
		$ 19,077,928
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$ 355,844
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	829,571
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,224,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	330,000	233,709
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	385,000	40,383
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	58,526
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	12,857
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	249,578
		$ 3,004,998
Single Family Housing - State – 0.9%
West Virginia Housing Development Fund, “A”, 2.95%, 11/01/2021	$300,000	$ 310,338
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	715,000	748,820
		$ 1,059,158
State & Local Agencies – 8.4%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	$545,000	$ 587,477
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,002,900
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,123,460
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,252,280
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	647,199
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,359,106
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,684
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/2020	2,000,000	2,039,200
		$ 9,807,306
Tax - Other – 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$ 176,867
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	61,188
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	895,000	876,035
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	449,475
		$ 1,563,565
Tax Assessment – 1.1%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$ 421,216
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	915,110
		$ 1,336,326
Tobacco – 0.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$620,000	$ 707,042
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	163,877
		$ 870,919
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$ 176,182
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	138,082
		$ 314,264
Transportation - Special Tax – 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$ 584,976
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	530,000	529,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	105,000	108,401
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	750,000	776,782
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	65,000	67,955
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	238,214
		$ 2,305,650
Universities - Colleges – 17.8%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2021	$380,000	$ 417,555
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2022	400,000	444,400
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	420,000	464,020
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	485,962
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2025	805,000	938,872
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	969,234
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,412,515
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,163,700
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,099,090
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	555,000	713,819
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	20,000	19,999
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,292,695
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	107,027
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/2035	1,675,000	1,679,254
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,904,102
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,582,089
		$ 20,694,333
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$ 524,149
Utilities - Municipal Owned – 1.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$325,000	$ 352,177
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	605,000	680,286
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	486,147
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	125,000	131,560
		$ 1,650,170
Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$ 812,667
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	480,000	518,779
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	271,771
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	141,718
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	315,166
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	73,829
		$ 2,133,930
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 13.2%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$ 1,880,064
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,623,195
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/2022	200,000	220,380
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	42,325
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	515,000	546,770
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	187,321
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,965
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,459
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	38,779
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	43,681
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,062
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	54,842
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	94,635
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,113,240
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,000,000	1,122,990
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/2044	2,000,000	2,005,360
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/2024	1,950,000	1,956,376
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,281,910
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,090,950
		$ 15,368,304
Total Municipal Bonds		$115,262,239
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.51% (v)	236,842	$ 236,842
Total Investments		$115,499,081
Other Assets, Less Liabilities – 0.8%		947,435
Net assets – 100.0%		$116,446,516
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$115,262,239	$—	$115,262,239
Mutual Funds	236,842	—	—	236,842
Total Investments	$236,842	$115,262,239	$—	$115,499,081
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$110,754,960
Gross unrealized appreciation	5,342,024
Gross unrealized depreciation	(597,903)
Net unrealized appreciation (depreciation)	$4,744,121
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
5

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	352,850	17,121,495	(17,237,503)	236,842
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(101)	$—	$4,120	$236,842
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
West Virginia	78.1%
Puerto Rico	4.9%
Guam	3.6%
New York	2.3%
Massachusetts	1.7%
Michigan	1.7%
Illinois	1.5%
Florida	1.3%
California	1.2%
Tennessee	1.1%
Kentucky	1.0%
Texas	0.6%
Washington	0.5%
New Jersey	0.4%
Indiana	0.3%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
6

QUARTERLY REPORT
December 31, 2016
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 3.2%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$350,000	$ 390,768
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	555,000	618,880
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	269,392
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	182,781
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Project), “A”, 5.25%, 1/01/2050	2,000,000	2,095,780
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	715,773
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	548,575
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,308,109
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	97,452
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,436
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	85,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	138,654
		$ 6,468,150
General Obligations - General Purpose – 7.5%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$ 46,774
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	583,545
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	145,000	146,728
Erie County, PA, Revenue Anticipation, 2%, 6/30/2017	2,000,000	2,010,840
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	290,000	300,663
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	120,819
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,090,925
New York, NY, “B”, 5%, 8/01/2018	3,000,000	3,178,110
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,425,640
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	960,000	1,045,766
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	43,455
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,018
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	300,000	301,452
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	305,000	309,185
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	115,554
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	270,000	267,584
State of California, Various Purpose General Obligation (Group Bid B), 5%, 8/01/2033	845,000	983,335
		$ 14,975,393
Healthcare Revenue - Hospitals – 9.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 507,033
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	335,895
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	653,921
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems),“A”, 5%, 7/01/2044	1,000,000	1,085,170
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	229,506
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	258,686
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/2027 (Prerefunded 2/01/2017)	1,425,000	1,430,458
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	165,000	183,666
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,089,280
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	35,000	36,455
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	182,024
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,495,000	1,616,409
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	1,975,000	2,194,363
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,180,040
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	848,430
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037	750,000	787,200
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,045,130
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,392,168
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	$145,000	$ 164,848
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	929,530
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	185,853
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	447,333
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	1,006,573
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	144,583
		$ 18,934,554
Healthcare Revenue - Long Term Care – 2.5%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,088,040
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	787,793
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,083,170
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,048,410
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	111,376
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	211,849
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	25,000	28,383
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	500,000	500,020
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	22,945
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	150,431
		$ 5,032,417
Human Services – 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032	$705,000	$ 776,233
Industrial Revenue - Airlines – 0.5%
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$ 1,019,890
Industrial Revenue - Environmental Services – 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$ 1,168,932
Industrial Revenue - Other – 0.6%
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	$1,000,000	$ 1,189,320
Industrial Revenue - Paper – 0.9%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$ 1,249,344
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/2021	470,000	470,851
		$ 1,720,195
Miscellaneous Revenue - Entertainment & Tourism – 2.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$ 1,990,292
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), “A”, 5%, 7/15/2042	2,000,000	2,160,600
		$ 4,150,892
Miscellaneous Revenue - Other – 8.3%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$8,000,000	$ 1,443,280
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	205,000	208,044
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	326,129
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,380,000	1,424,974
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,599,345
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	500,000	589,930
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,858,490
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,731,300
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	$1,000,000	$ 1,097,710
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,182,610
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,084,420
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,080,470
		$ 16,626,702
Multi-Family Housing Revenue – 2.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	$400,000	$ 400,460
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/2040	1,520,000	1,558,623
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	715,000	715,479
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,031,850
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	764,333
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,033,270
		$ 5,504,015
Port Revenue – 0.6%
Port Authority of NY & NJ (194th Series), 5%, 10/15/2030	$1,000,000	$ 1,169,510
Sales & Excise Tax Revenue – 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$ 1,110,380
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,474,541
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,008
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	535,000	378,892
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	660,000	69,228
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	100,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	22,747
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	430,499
		$ 3,597,625
Secondary Schools – 1.9%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	$750,000	$ 657,720
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	738,990
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	615,892
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	499,077
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	553,055
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	711,545
		$ 3,776,279
State & Agency - Other – 0.3%
New York Dormitory Authority Rev. (State University) , ”B“, FGIC, 5.25%, 5/15/2019	$345,000	$ 363,057
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/2018	340,000	353,386
		$ 716,443
State & Local Agencies – 15.1%
Delaware Valley, PA, Regional Finance Authority, ”C“, FRN, 1.374%, 6/01/2037	$1,430,000	$ 1,157,356
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2027	15,000	16,535
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2028	50,000	54,869
New Jersey Building Authority Rev., ”A“, BAM, 5%, 6/15/2029	55,000	60,007
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	2,121,553
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/2020	865,000	868,789
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,230,400
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	2,000,000	2,310,100
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	3,000,000	3,428,160
New York Dormitory Authority Rev., State Personal Income Tax, ”C“, 5%, 2/15/2037	1,000,000	1,152,540
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	830,000	930,903
New York Dormitory Authority Rev., State University Educational Facilities, ”A“, 5.875%, 5/15/2017	580,000	590,498
New York Urban Development Corp. Rev., ”D“, 5.625%, 1/01/2028	2,000,000	2,159,700
New York Urban Development Corp. Rev., State Personal Income Tax, ”A“, 5%, 3/15/2032	2,500,000	2,923,700
New York Urban Development Corp. Rev., State Personal Income Tax, ”C“, 5%, 12/15/2018	3,000,000	3,217,530
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Urban Development Corp. Rev., State Personal Income Tax, ”C“, 5%, 3/15/2028	$1,000,000	$ 1,158,980
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,208,120
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5.25%, 1/15/2039	2,000,000	2,128,680
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-5“, 5%, 1/15/2032	1,000,000	1,063,300
United Nations Development Corp., ”A“, 5%, 7/01/2026	500,000	537,080
		$ 30,318,800
Tax - Other – 5.5%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$270,000	$ 298,463
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	100,127
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	300,000	335,298
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	185,000	205,624
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	210,180
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	110,359
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	328,215
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047	3,000,000	3,388,440
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,327,900
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	255,000	249,597
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	370,000	385,873
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	1,215,000	1,269,663
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	715,000	747,382
		$ 10,957,121
Tobacco – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$ 691,361
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., ”A-2“, 5.3%, 6/01/2037	1,235,000	1,138,435
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	355,000	404,838
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.5%, 6/01/2023	425,000	427,703
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.75%, 6/01/2034	645,000	556,319
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 5%, 6/01/2041	1,025,000	891,730
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	100,000	100,142
New York Counties Tobacco Trust VI, ”C“, 5%, 6/01/2045	1,500,000	1,529,865
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	803,933
Tobacco Settlement Asset Securitization Corp., NY, ”1“, 5%, 6/01/2026	400,000	397,492
Tobacco Settlement Asset Securitization Corp., NY, ”1“, 5.125%, 6/01/2042	1,000,000	931,230
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/2045	500,000	501,365
		$ 8,374,413
Toll Roads – 3.0%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	$2,000,000	$ 2,273,060
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	233,015
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	195,616
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028	1,000,000	1,137,040
Triborough Bridge & Tunnel Authority Rev., NY, ”A-2“, 5%, 11/15/2029	2,000,000	2,131,980
		$ 5,970,711
Transportation - Special Tax – 2.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	$275,000	$ 277,742
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	25,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	890,000	888,861
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	115,000	118,725
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	1,235,000	1,279,102
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	115,000	120,228
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”A“, AMBAC, 0%, 7/01/2017	20,000	19,756
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”A“, AMBAC, 0%, 7/01/2018	10,000	9,464
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AMBAC, 0%, 7/01/2019	45,000	41,004
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AMBAC, 0%, 7/01/2020	80,000	69,185
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, 6.5%, 11/15/2028	$380,000	$ 416,628
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,640,493
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	125,000	137,165
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	345,000	373,562
		$ 5,416,933
Universities - Colleges – 14.8%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$ 139,885
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), ”A“, 5.625%, 7/01/2031	1,000,000	1,065,510
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,058,180
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,102,390
Dutchess County, NY, Local Development Corp. (Culinary Institute of America Project), ”A-1“, 5%, 7/01/2033	300,000	338,439
Dutchess County, NY, Local Development Corp. (Culinary Institute of America Project), ”A-1“, 5%, 7/01/2046	555,000	613,769
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), ”B“, 5.25%, 2/01/2039	500,000	529,600
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,098,690
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	1,989,560
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), ”B“, 5%, 7/01/2026	625,000	741,400
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), ”B“, 5%, 7/01/2027	250,000	294,885
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,577,346
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023	500,000	561,540
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024	1,000,000	1,107,650
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,177,020
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), ”B“, ETM, 6%, 12/01/2017	560,000	583,408
New York Dormitory Authority Rev. (The New School), ”A“, 5%, 7/01/2032	1,000,000	1,129,280
New York Dormitory Authority Rev. (The New School), ”A“, 5%, 7/01/2036	500,000	555,255
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	641,904
New York Dormitory Authority Rev., Non-State Supported Debt (Fordham University), ”A“, 5%, 7/01/2035	500,000	565,365
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,178,980
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,955,000	2,073,180
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), ”A“, 5%, 7/01/2027	1,535,000	1,778,896
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,136,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	71,008
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	116,564
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/2027 (Prerefunded 10/01/2017)	500,000	515,050
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/2031	2,225,000	2,258,397
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	1,000,000	1,093,790
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), ”A“, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	659,201
		$ 29,753,042
Universities - Dormitories – 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	$2,000,000	$ 2,204,000
Utilities - Municipal Owned – 4.0%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$515,000	$ 558,064
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	170,438
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	197,161
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 5%, 5/01/2021	1,500,000	1,677,825
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,107,990
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,211,180
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	894,956
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	25,000	26,165
Utility Debt Securitization Authority Rev. ”A“, 5%, 12/15/2034	1,000,000	1,176,230
		$ 8,020,009
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,410,174
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	121,291
		$ 1,531,465
Water & Sewer Utility Revenue – 3.6%
Chicago, IL, Wastewater Transmission Rev., Second Lien, ”C“, 5%, 1/01/2030	$270,000	$ 293,928
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	190,000	190,606
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	334,432
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	126,180
New York Environmental Facilities Corp., Clean Water & Drinking Rev., ”B“, 5%, 6/15/2033	2,140,000	2,239,788
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., ”A“, 4.75%, 6/15/2030 (Prerefunded 6/15/2017)	235,000	239,171
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., ”A“, 4.75%, 6/15/2030	1,010,000	1,025,110
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,290,060
Suffolk County, NY, Water Authority Waterworks Rev., ”A“, 5%, 6/01/2038	500,000	571,505
		$ 7,310,780
Total Municipal Bonds		$196,683,824
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.51% (v)	935,107	$ 935,107
Total Investments		$197,618,931
Other Assets, Less Liabilities – 1.4%		2,878,623
Net assets – 100.0%		$200,497,554
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$196,683,824	$—	$196,683,824
Mutual Funds	935,107	—	—	935,107
Total Investments	$935,107	$196,683,824	$—	$197,618,931
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$187,682,216
Gross unrealized appreciation	11,147,174
Gross unrealized depreciation	(1,210,459)
Net unrealized appreciation (depreciation)	$9,936,715
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,414,908	53,887,020	(56,366,821)	935,107
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(230)	$—	$9,027	$935,107
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
New York	81.8%
Puerto Rico	4.9%
Guam	2.4%
Illinois	1.9%
New Jersey	1.6%
Colorado	1.3%
California	1.1%
Texas	1.0%
Florida	0.9%
Michigan	0.9%
Pennsylvania	0.6%
Ohio	0.4%
Indiana	0.3%
Louisiana	0.3%
Washington	0.3%
Mississippi	0.1%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2016
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/16 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 5.2%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$ 1,338,562
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,288,750
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, AMBAC, 5%, 7/01/2023	1,430,000	1,457,556
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,410,286
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	650,000	725,712
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,176,431
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	483,806
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	327,930
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	2,185,000	2,153,012
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,720,807
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,578,951
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	189,490
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	213,662
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	160,406
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	255,977
		$ 18,481,338
General Obligations - General Purpose – 1.6%
Buncombe County, NC, Limited Obligation, 5%, 6/01/2028	$1,450,000	$ 1,700,922
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	620,000	630,732
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	274,481
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	304,925
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,230,100
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	625,000	628,013
		$ 5,769,173
Healthcare Revenue - Hospitals – 21.2%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/2038 (Prerefunded 10/01/2017)	$2,000,000	$ 2,063,320
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2031	1,000,000	1,001,740
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,259,840
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,346,170
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,297,457
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	384,289
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	554,326
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children's Hospital), “A”, 6%, 8/01/2030	310,000	345,070
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	1,450,000	1,622,100
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	884,808
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,246,941
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	55,000	57,286
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	342,634
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/2036 (Prerefunded 4/01/2018)	1,960,000	2,059,882
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,283,260
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,132,430
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	920,840
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,795,883
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,676,956
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,792,985
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,283,575
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,242,760
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,669,265
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	$3,000,000	$ 3,302,640
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,682,675
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,809,444
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/2038	1,825,000	1,992,261
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,235,580
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/2025 (Prerefunded 10/01/2017)	1,600,000	1,648,464
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,428,460
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,151,960
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/2038	1,000,000	1,039,990
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,273,192
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	534,094
University N C Hospital Chapel Hill Rev. 01/DEC/2016, 5%, 2/01/2046	4,500,000	4,991,400
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	304,123
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	719,131
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,432,916
		$ 75,810,147
Healthcare Revenue - Long Term Care – 5.2%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	$1,000,000	$ 1,000,340
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	815,408
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,226,092
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,532,955
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,080,880
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	2,750,000	2,955,453
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,149,500
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	893,632
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,478,355
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,559,625
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	499,608
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,588,582
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,620,433
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	40,154
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	220,000	254,575
		$ 18,695,592
Human Services – 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/2034	$1,000,000	$ 1,002,160
Industrial Revenue - Paper – 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$ 1,108,890
Miscellaneous Revenue - Other – 1.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,187,740
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	426,237
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	662,611
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,510,481
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	100,000	108,316
		$ 5,895,385
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 0.2%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$585,000	$ 597,817
Port Revenue – 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$ 1,078,410
Sales & Excise Tax Revenue – 2.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$ 1,891,611
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,210,931
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,576,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	16,512
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	940,000	665,717
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	1,145,000	120,099
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	725,000	173,188
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	38,571
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	745,024
		$ 7,438,049
Single Family Housing - State – 0.2%
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/2038	$860,000	$ 865,848
State & Local Agencies – 14.1%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$ 443,312
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,444,725
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,125,250
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,465,475
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	820,481
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,122,700
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/2028	2,345,000	2,745,479
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	2,310,000	1,869,575
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	433,784
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/2027	3,230,000	3,409,588
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	376,520
Mooresville, NC, COP, 5%, 9/01/2032 (Prerefunded 9/01/2017)	3,120,000	3,203,647
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,188,860
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	1,580,000	1,805,498
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,568,161
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	750,000	850,230
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,211,960
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,067,610
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, AGM, 5%, 6/01/2033	2,530,000	2,750,515
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,253,380
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,592,020
Wilmington, NC, COP, “A”, 5%, 6/01/2038	2,650,000	2,792,702
		$ 50,541,472
Tax - Other – 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$ 464,276
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	161,315
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	2,240,000	2,192,535
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	660,000	688,314
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,990,000	2,080,127
		$ 5,586,567
Tax Assessment – 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$ 972,430
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$ 1,170,343
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,975,000	2,252,270
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	860,000	865,470
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	540,000	465,755
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	800,382
		$ 5,554,220
Toll Roads – 0.9%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$375,000	$ 426,199
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	494,447
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	402,738
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	667,602
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,240,631
		$ 3,231,617
Transportation - Special Tax – 5.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$1,715,000	$ 1,921,726
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	850,000	912,662
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	439,337
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,047
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,945,000	2,941,230
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	230,000	237,450
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/2018	5,810,000	5,956,819
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	665,000	720,055
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2028	2,300,000	2,540,373
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,308,820
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	668,013
		$ 19,711,532
Universities - Colleges – 17.8%
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	$2,195,000	$ 2,235,739
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	1,000,000	1,077,600
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,045,820
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	885,000	921,993
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,447,075
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,077,350
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 6%, 6/01/2031	3,145,000	3,273,725
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,344,655
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College) ETM, 6%, 6/01/2031 (Prerefunded 6/01/2018)	95,000	101,407
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028 (Prerefunded 1/01/2019)	980,000	1,051,452
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029 (Prerefunded 1/01/2019)	865,000	928,067
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031 (Prerefunded 1/01/2019)	2,000,000	2,145,820
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038 (Prerefunded 1/01/2019)	1,000,000	1,072,910
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,659,255
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,700,325
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	1,940,000	2,218,235
Pennsylvania Higher Educational Facilities Authority Rev. , BAM, 3%, 6/15/2045	1,785,000	1,464,378
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	501,966
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,219,175
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	150,892
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$275,000	$ 237,446
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	77,137
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	35,902
University of North Carolina, Chapel Hill, 5%, 12/01/2031 (Prerefunded 12/01/2017)	3,250,000	3,369,568
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	216,026
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,902,775
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	3,000,000	3,345,000
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,223,060
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,786,400
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	2,093,610
University of North Carolina, Systems Pool Rev., “B” ETM, (Prerefunded 10/1/2019 ), 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,195,880
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,792,795
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,891,561
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2031	500,000	527,300
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	524,405
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	416,900
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	518,275
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/2028	3,045,000	3,492,432
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	196,997
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,082,830
		$ 63,564,138
Universities - Dormitories – 0.5%
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	$1,550,000	$ 1,693,236
Utilities - Cogeneration – 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$450,000	$ 450,225
Utilities - Municipal Owned – 5.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2020	$1,000,000	$ 1,093,290
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,000,000	1,108,020
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	520,000	574,907
North Carolina Eastern Municipal Power Agency, ETM, AMBAC, 6%, 1/01/2018	14,245,000	14,940,726
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,906,860
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	761,760
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	245,000	258,343
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	370,000	389,418
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	40,000	41,863
		$ 21,075,187
Utilities - Other – 1.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$ 2,239,790
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,140,233
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,501,379
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	874,858
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	268,949
		$ 6,025,209
Water & Sewer Utility Revenue – 10.4%
Asheville, NC, Water & Sewer Systems Rev., 5%, 8/01/2032 (Prerefunded 8/01/2017)	$1,000,000	$ 1,023,780
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035 (Prerefunded 8/01/2018)	3,000,000	3,179,910
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036	4,410,000	4,888,353
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,401,912
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	495,000	538,867
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,805,556
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035 (Prerefunded 3/01/2019)	1,750,000	1,886,115
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	$2,400,000	$ 2,563,872
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	232,789
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,040,670
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,000,000	2,136,560
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	105,256
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	125,582
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	66,185
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	153,558
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,363,378
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,611,344
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,830,096
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030	500,000	552,710
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,108,660
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036	800,000	886,192
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,634,991
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,169,420
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2031	750,000	876,240
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2032	750,000	872,933
		$ 37,054,929
Total Municipal Bonds		$352,203,571
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.51% (v)	643,388	$ 643,388
Total Investments		$352,846,959
Other Assets, Less Liabilities – 1.2%		4,408,735
Net assets – 100.0%		$357,255,694
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/16 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$352,203,571	$—	$352,203,571
Mutual Funds	643,388	—	—	643,388
Total Investments	$643,388	$352,203,571	$—	$352,846,959
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$336,441,906
Gross unrealized appreciation	18,560,836
Gross unrealized depreciation	(2,155,783)
Net unrealized appreciation (depreciation)	$16,405,053
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
7

Supplemental Information (unaudited) – continued
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	245,672	58,866,800	(58,469,084)	643,388
Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(141)	$—	$14,364	$643,388
(4) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2016, are as follows:
North Carolina	74.2%
Puerto Rico	6.9%
Guam	2.4%
New York	2.4%
Illinois	2.3%
Pennsylvania	1.7%
Michigan	1.5%
New Jersey	1.2%
California	1.2%
Tennessee	1.0%
Wisconsin	0.8%
Florida	0.7%
Texas	0.6%
Virginia	0.6%
New Hampshire	0.6%
Colorado	0.5%
Ohio	0.4%
Washington	0.3%
Louisiana	0.3%
Indiana	0.3%
U.S. Virgin Islands	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT

December 31, 2016

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.9%
Alabama - 0.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$943,809
Birmingham, AL, Waterworks Board Subordinate Rev., “B”, 5%, 1/01/2043	5,000,000	5,534,900
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,700,201
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	866,593
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	95,000	67,836
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	797,073
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	915,976
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	915,507
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,621,436
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	250,000	255,350
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	265,000	275,285
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	295,000	314,871
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	435,000	465,407
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,954,868

		$20,629,112
Arizona - 1.2%
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	$7,000,000	$7,911,260
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,896,920
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	475,189
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	141,546
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	570,000
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	339,374
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	733,572
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	580,804
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	925,045
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	825,082
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	880,517
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	579,579
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,254,000
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	4,436,480
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,595,000	1,596,547

		$31,145,915
Arkansas - 0.3%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$435,000	$475,786
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	4,995,000	1,324,574
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2020	3,970,000	4,396,060
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,612,720

		$7,809,140
California - 12.1%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$770,000	$837,467
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	985,000	1,133,459
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,647,773
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	4,896,364
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,703,900
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	10,040,218
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	925,000	1,079,873
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038 (Prerefunded 10/01/2018)	4,610,000	4,934,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	$2,580,000	$2,809,749
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,735,750
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	6,180,000	6,196,253
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/2042	80,000	80,294
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	5,265,000	5,433,111
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	814,513
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,565,871
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,785,000	1,871,358
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,605,039
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,390,000	1,465,060
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	246,741
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	850,000	954,542
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	950,000	977,579
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	2,950,000	3,241,637
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,204,855
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,522,245
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	559,642
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	579,179
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	519,438
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,340,000
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	631
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,150,244
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	245,000	251,358
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	1,460,000	1,517,539
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	880,000	995,949
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	125,000	129,064
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	194,034
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	672,322
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,539,350
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	890,000	899,959
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,013,602
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging-Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	2,020,000	2,021,798
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging-Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,355,000	1,355,894
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging-Fountainview at Gonda), “D”, 4.75%, 8/01/2020	575,000	575,190
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	1,655,000	1,764,776
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,492,325
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	2,001,865
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	1,175,000	1,349,770
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	1,250,000	1,432,875
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	2,705,000	3,081,022
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	2,691,786
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,302,081
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,434,776
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	10,892,338
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,348,810
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,415,000	3,545,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	$7,805,000	$8,628,193
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	995,000	1,033,387
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,149,099
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,870,655
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	666,982
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	520,248
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	537,653
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	910,036
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,287,475
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,632,143
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,356,492
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,880,673
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	887,651
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	4,112,860
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	355,569
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	6,974,110
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,139,420
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,674,967
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,291,551
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,334,634
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,466,920
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,613,311
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,862,532
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,516,770
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	11,790,000	12,913,823
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	735,000	751,876
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area), “B”, BAM, 4%, 10/01/2036	730,000	748,965
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2036	220,000	225,716
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2037	115,000	117,640
Riverside County, CA, Transportation Commission, Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039	4,655,000	5,332,489
Riverside County, CA, Transportation Commission, Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,801,873
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,160,900
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	9,000,000	10,006,470
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	954,054
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,734,115
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	10,080,041
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	571,530
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,709,790
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,693,960
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	372,290
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,343,503
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,263,997
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	3,826,479
State of California, 5%, 4/01/2024	4,365,000	4,963,616
State of California, 5.25%, 10/01/2028	2,965,000	3,391,337
State of California, 6.5%, 4/01/2033	4,000,000	4,424,840
State of California, 5%, 9/01/2034	9,000,000	10,427,040
State of California, 6%, 11/01/2039	3,000,000	3,334,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	$2,075,000	$2,332,300
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	915,000	1,019,951
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,104,317
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,005,000	742,010

		$315,703,216
Colorado - 4.2%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	$1,815,000	$1,895,223
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	212,458
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	782,217
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	638,003
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	571,013
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	534,002
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	530,259
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	761,495
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,876,438
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,085,770
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,017,034
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,787,118
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,164,200
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,113,965
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,263,043
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,047,119
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	5,138,725
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,945,318
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,551,900
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,561,660
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,688,325
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	3,975,000	3,995,670
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	615,000	618,192
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,113,311
Denver, CO, City & County Airport Systems Rev., “A”, NATL, 5%, 11/15/2030	6,000,000	6,154,620
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	11,418,000
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,033,544
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	615,000	657,650
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,737,433
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,281,838
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/2031	5,000	5,014
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	5,697,331
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,653,412
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,859,731
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	1,956,825
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	1,951,558
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,593,430
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,790,343
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,461,123
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,797,887

		$109,942,197
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$475,000	$463,505
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	1,270,000	1,293,076
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,261,810
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	2,295,000	2,425,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	$3,465,000	$3,587,349
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,830,000	2,928,993
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	2,320,000	2,373,870
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	5,145,757
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	5,145,757
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	5,147,525
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,335,000	1,567,837

		$34,340,766
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$241,148
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	250,000	253,623

		$494,771
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$2,407,469
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	637,384
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	560,000	648,547
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,450,000	1,661,004
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	230,000	225,683
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	230,000	220,425
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	143,570
District of Columbia Student Dormitory Rev. (Provident Group-Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,046,723
District of Columbia Student Dormitory Rev. (Provident Group-Howard Properties LLC), 5%, 10/01/2035	4,080,000	3,687,871
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	11,570,000	11,751,071

		$24,429,747
Florida - 3.9%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$21,770
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,086,507
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	502,135
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,458,980
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	845,000	845,558
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,385,000	3,572,394
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/2017	750,000	762,990
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,501,983
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	97,551
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	174,575
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	520,000	514,582
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	820,000	820,845
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-2”, 6.5%, 5/15/2020	180,000	180,216
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2026	1,510,000	1,746,179
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,536,543
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,601,717
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023	250,000	272,675
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	7,855,000	8,718,657
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,493,555
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,242,039

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	$1,805,000	$1,865,197
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/2045	3,020,000	3,076,021
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	904,230
Florida Municipal Power Agency Rev., 5%, 10/01/2031	150,000	157,238
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	450,688
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	2,685,000	2,893,356
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	740,000	745,180
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	321,108
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	635,000	685,813
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/2018	500,000	527,290
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,415,000	1,267,232
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	2,225,000	2,449,681
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,113,697
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	390,000	386,740
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	135,000	132,663
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	205,000	197,696
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	220,000	236,287
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	270,000	266,973
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,990,000	1,968,747
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,377,339
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/2042	2,240,000	2,496,435
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/2033	500,000	525,330
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039	1,000,000	1,088,890
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	8,583,845
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	40,000	35,333
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	288,842
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	138,139
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	235,348
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	1,915,000	2,089,284
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/2035 (Prerefunded 10/01/2018)	1,000,000	1,068,120
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	502,584
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	322,482
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	275,000	271,260
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	330,901
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	2,850,000	2,918,942
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	4,275,000	4,370,504
South Broward, FL, Hospital District Rev., 5%, 5/01/2036 (Prerefunded 5/01/2018)	500,000	525,125
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,110,526
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	136,439
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,771,442
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	55,000	38,490
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	276,571
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	249,858
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	528,543
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,571,575
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	105,000	102,328
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	10,000	9,942

		$102,761,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 2.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,053,722
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,053,365
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,595,993
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	899,112
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	3,118,051
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,534,769
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	702,715
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,217,520
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,316,085
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	6,043,133
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,613,157
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,913,065
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	235,000	265,158
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,389,327
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc.), “A”, 5%, 7/01/2046	9,100,000	10,002,265
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	4,080,200
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,531,643
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3%, 6/01/2043	150,000	150,845
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	2,010,000	2,087,023
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,950,323
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	977,766
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,042,569
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,500,659
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	130,000	136,462
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	4,841,602
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	540,000	557,447
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	645,000	663,731
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/2018	1,370,000	1,434,527
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	2,055,000	2,058,822

		$73,731,056
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$578,910
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	1,047,101
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	600,000	610,992
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	142,468
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	408,758

		$2,788,229
Hawaii - 1.2%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$7,832,104
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,436,762
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	355,000	419,780
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,100,000	1,324,521
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,966,187
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,584,875
State of Hawaii, “DZ”, 5%, 12/01/2031	850,000	948,498
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,246,811
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,546,124
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,028,910

		$32,334,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 8.3%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$2,685,000	$2,692,706
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	650,000	651,866
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,635,000	1,639,611
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,030,000	1,032,915
Chicago, IL, “A”, 5.25%, 1/01/2028	345,000	336,561
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,014,518
Chicago, IL, “A”, AGM, 5%, 1/01/2017	50,000	50,006
Chicago, IL, “A”, AGM, 5%, 1/01/2022	30,000	30,092
Chicago, IL, “A”, AGM, 5%, 1/01/2022	550,000	554,224
Chicago, IL, “A”, AGM, 5%, 1/01/2023	15,000	15,121
Chicago, IL, “A”, AGM, 5%, 1/01/2023	350,000	352,688
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,046
Chicago, IL, “A”, AGM, 5%, 1/01/2025	50,000	50,384
Chicago, IL, “A”, AGM, 5%, 1/01/2026	30,000	30,152
Chicago, IL, “A”, AGM, 5%, 1/01/2027	205,000	205,547
Chicago, IL, “A”, AGM, 5%, 1/01/2028	7,700,000	8,143,597
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	570,000	571,368
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,000,000	2,005,260
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,430,000	3,438,575
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	2,880,000	2,885,875
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	931,652
Chicago, IL, “C”, NATL, 5%, 1/01/2023	390,000	400,967
Chicago, IL, “C”, NATL, 5%, 1/01/2028	185,000	190,165
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,445,000	3,541,184
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	899,414
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	2,710,000	2,717,859
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	3,150,000	3,146,535
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	2,470,000	2,523,327
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	3,955,000	4,040,388
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	1,550,000	1,550,884
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,522,293
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	6,115,548
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	4,110,000	4,138,112
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	975,000	980,002
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	6,394,916
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,137,991
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	10,071,480
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,065,431
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	529,070
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,111,489
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,053,573
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	7,125,000	7,945,088
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,834,326
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	708,527
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,995,709
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	405,000	431,933
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	610,000	646,283
Illinois Finance Authority Rev., 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	235,000	260,780
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	40,545
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	648,570
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	588,721
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	3,285,000	3,305,893
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,156,652
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,480,680
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,222,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	$9,235,000	$9,745,696
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,357,466
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,766,420
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	610,000	689,355
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	450,000	506,142
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.782%, 5/01/2036 (Put Date 5/01/2021)	885,000	886,053
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	4,235,497
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,055,555
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	3,130,000	2,601,813
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,553,159
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	205,000	227,183
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,198,532
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,460,000	7,168,662
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,705,695
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,794,085
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	2,730,000	2,994,974
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,628,264
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	4,455,000	5,010,850
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	2,610,000	2,624,407
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	10,615,000	12,105,240
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/2022	3,635,000	4,086,831
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,737,050
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	5,645,000	5,892,590
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,796,690
State of Illinois, “A”, AGM, 5%, 4/01/2024	5,000,000	5,343,800
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,390,069

		$216,146,380
Indiana - 1.2%
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	$3,000,000	$3,343,830
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,149,503
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	1,710,000	1,706,170
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	2,445,000	2,506,052
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	566,978
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,380,682
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,242,451
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,651,351
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	4,000,000	4,481,840
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,170,000	1,200,865
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	5,196,920
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,326,600
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,875,000	2,068,444
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	389,809
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	900,791

		$32,112,286
Iowa - 0.7%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,341,468
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,482,347
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,202,679
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,278,400
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,565,000	1,624,846
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	285,000	295,870
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,275,000	1,364,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	$1,270,000	$1,359,954
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	110,000	117,183
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,160,000	2,299,903
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,037,888

		$18,405,477
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$3,945,274
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,552,650
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	675,000	699,550
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	698,714

		$6,896,188
Kentucky - 1.0%
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc.-The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	$9,480,000	$8,914,423
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	2,305,000	2,431,014
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	770,000	810,872
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	640,000	690,266
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	5,500,000	5,929,770
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,271,380
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039	3,000,000	3,178,230
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,786,900

		$26,012,855
Louisiana - 1.7%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,222,550
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,581,362
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,835,000	2,057,751
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,673,404
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	2,500,000	2,451,225
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	593,160
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,310,538
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	1,800,000	1,859,922
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,569,932
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	6,732,840
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,903,112
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	665,000	728,621
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	830,000	923,832
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	500,000	564,035
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,505,664
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,435,062
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,123,660
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	3,105,000	3,331,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	$1,810,000	$1,935,560
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	600,000	650,994
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	875,192
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,000,000	1,088,450
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,093,500

		$44,211,596
Maine - 0.2%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	$4,455,000	$4,607,673

Maryland - 1.3%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	$1,285,000	$1,326,595
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	4,585,000	4,850,655
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,356,464
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	795,000	857,789
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	789,367
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,706,013
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,606,677
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5.5%, 1/01/2036	5,090,000	5,599,713
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 7/01/2047	3,000,000	3,276,990
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,765,731
State of Maryland, “C”, 5%, 11/01/2019	6,890,000	7,570,319

		$34,706,313
Massachusetts - 6.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$3,125,332
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/2030	5,000,000	6,418,550
Commonwealth of Massachusetts, “H”, 5%, 12/01/2026	10,000,000	12,221,700
Commonwealth of Massachusetts, “J”, 5%, 12/01/2036	19,615,000	22,812,441
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	3,245,000	3,677,753
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	580,000	614,881
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	1,420,000	1,505,399
Massachusetts Bay Transportation Authority Rev., “A”, ETM, 7%, 3/01/2021	1,980,000	1,999,067
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 7/01/2028	6,930,000	4,104,085
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	11,232,655
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,730,204
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	1,000,000	1,110,380
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	730,000	790,700
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	730,000	799,489
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	550,000	605,891
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,340,000	1,484,934
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,697,467
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,482,968
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	960,845
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	250,000	268,723
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	5,500,000	5,746,620
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,134,700
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	505,646
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	275,000	286,831
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	435,000	454,706
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031	2,780,000	3,108,151

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036	$1,670,000	$1,852,765
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	92,314
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	197,935
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	481,954
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,550,549
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	2,380,000	2,384,284
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	1,150,000	1,155,566
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	735,935
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,180,000	2,244,114
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,475,000	1,508,158
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,180,000	1,232,852
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	243,866
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,362,190
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,650,000	1,714,169
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,710,000	1,781,837
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,880,000	1,678,878
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	13,333,350
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,175,000	3,433,572
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	4,055,000	4,441,888
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	512,126
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	503,070
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	1,925,000	1,931,911
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	14,370,750
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,319,752
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	2,490,000	2,639,051

		$159,582,954
Michigan - 3.1%
Detroit, MI, Distributable State Aid, 5.25%, 11/01/2035 (Prerefunded 3/01/2017)	$5,000,000	$5,186,350
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	1,730,000	1,858,280
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,886,978
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	5,920,000	6,391,410
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	312,783
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	433,140
Genesee County, MI, Water Supply System Rev., “B”, BAM, 5%, 2/01/2046	775,000	850,865
Great Lakes Water Authority, Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	5,745,000	6,247,573
Great Lakes Water Authority, Water Supply System Rev., “D”, 5%, 7/01/2036	3,155,000	3,389,480
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	685,000	706,338
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	888,053
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 4%, 11/15/2046	11,815,000	11,259,695
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	869,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	1,936,708
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,245,321
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Senior Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	580,000	642,617
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	450,000	478,193
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	865,568
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	240,000	264,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$570,000	$625,199
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	485,000	529,630
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,598,784
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	8,015,414
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,870,000	1,969,690
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	5,495,000	5,498,297
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,098,482
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,590,771
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,082,800
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	668,377
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	502,604
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,087,901
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	7,801,077

		$80,782,917
Minnesota - 0.6%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	$2,500,000	$2,848,150
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	3,000,000	3,404,130
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,775,000	1,862,383
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	7,122,047
University of Minnesota, “A”, 5%, 12/01/2025	710,000	801,434

		$16,038,144
Mississippi - 1.3%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$2,738,275
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,785,176
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,320,000	1,537,932
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	624,591
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,041,426
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,607,852
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,765,000	4,226,589
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/2038	1,250,000	1,421,725
State of Mississippi, “B”, 5%, 12/01/2025	585,000	705,762
State of Mississippi, “B”, 5%, 12/01/2032	2,500,000	2,944,975
State of Mississippi, “B”, 5%, 12/01/2033	2,500,000	2,930,875
State of Mississippi, “B”, 5%, 12/01/2034	5,000,000	5,833,700
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,828,653
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	671,946
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,235,574

		$33,135,051
Missouri - 0.5%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$653,219
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,482,686
Metropolitan St. Louis, MO, Sewer District Wastewater System Improvement Rev., “C”, 5%, 5/01/2046	2,250,000	2,574,540
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	800,372
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	2,932,801
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	430,000	446,847
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	1,035,000	1,074,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	$1,410,000	$1,470,433
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,470,000	1,540,413
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	140,186
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	92,768
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	250,172
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	55,000	53,843
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	630,000	616,039

		$14,129,291
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$1,900,000	$1,927,512

Nebraska - 0.5%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$6,355,000	$7,075,721
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	1,155,000	1,174,785
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,680,000	2,794,436
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	760,000	770,708

		$11,815,650
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$630,000	$611,951
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	725,808

		$1,337,759
New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$5,163,246
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	465,000	484,325
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	182,149
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,728,064
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,691,147

		$9,248,931
New Jersey - 4.1%
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	$900,000	$1,010,682
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	170,000	187,396
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	505,000	554,177
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	590,000	643,714
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	597,335
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	912,662
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	591,991
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	590,070
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,147,188
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,616,943
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	529,178
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	513,757
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,549,496
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	948,109
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	472,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	$870,000	$905,870
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,580,500
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	400,000	434,332
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	401,757
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,425,300
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	810,000	810,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,793,459
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	5,872,954
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,015,000	5,566,822
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,655,000	3,658,253
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,445,000	1,507,583
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	26,110,000	26,276,060
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	7,960,000	6,865,580
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	5,000,000	4,349,900
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	365,000	93,944
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,985,000	4,314,918
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	8,585,000	8,821,860
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	6,865,000	7,048,501
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	1,345,000	1,470,327

		$107,063,272
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$9,975,000	$10,874,246
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	12,378,044

		$23,252,290
New York - 4.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,276,789
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	4,640,119
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	1,455,000	1,524,447
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,610,000	290,460
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “C”, 0%, 1/01/2055	1,610,000	1,100,564
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,600,235
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,190,452
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	275,000	302,140
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,950,000	4,461,446
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	13,870,000	14,761,286
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,475,000	1,607,529
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,395,000	1,508,288
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	5,775,250
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,432,446
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/2025	2,300,000	2,599,667
New York Environmental Facilities, “C”, 5%, 5/15/2041	2,745,000	3,056,201
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	13,080,000	15,645,511
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,401,274
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,568,019
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,585,547
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,080,000	2,363,982
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,440,000	1,485,072
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	740,000	754,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Project), “A”, 5.25%, 1/01/2050	$5,000,000	$5,239,450
New York, NY, “B-1”, 5%, 12/01/2041	3,500,000	3,996,580
New York, NY, “J-4”, FRN, 1.27%, 8/01/2025 (Put Date 1/01/1900)	1,715,000	1,715,617
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	574,420	585,397
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,665,566
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	10,000,000	11,362,700
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,170,000	1,179,009
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	119,649
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	119,986
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,795,000	1,856,120
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	1,921,644
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,617,339
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	3,995,000	4,010,660
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	7,845,000	7,795,812

		$124,116,972
North Carolina - 0.6%
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 6.5%, 1/01/2018	$9,250,000	$9,747,743
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	102,197
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	285,000	317,308
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	100,000	110,902
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	200,000	208,184
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	250,000	251,898
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	275,000	271,032
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,618,098

		$16,627,362
North Dakota - 0.0%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$1,140,000	$1,196,510

Ohio - 2.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024	$1,500,000	$1,698,405
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	5,000,000	4,636,450
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,281,436
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,070,000	1,173,362
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,061,363
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,974,204
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,244,350
Ohio Solid Waste Rev. (Republic Services, Inc. Project), 0.9%, 11/01/2035 (Put Date 3/01/2017)	5,000,000	5,000,000
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,421,043
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,095,000	1,149,914
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,195,000	4,411,252
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	138,130
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	731,736
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	933,390
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,206,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$410,000	$444,096
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,778,703
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,093,281

		$52,377,209
Oklahoma - 0.7%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	$295,000	$304,080
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,521,940
Oklahoma Industrial Authority Rev. (Oklahoma Medical Research Foundation), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	4,400,000	4,678,916
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	806,529
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	5,180,338
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	266,756
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,365,000	3,522,045
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,524,398

		$17,805,002
Oregon - 0.8%
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	$2,380,000	$2,386,259
Oregon Facilities Authority Rev. (Legacy Health), “A”, 5%, 6/01/2046	9,000,000	9,766,530
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	7,500,000	8,519,700

		$20,672,489
Pennsylvania - 4.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	$1,195,000	$1,275,603
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	507,346
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	1,984,070
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	748,076
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,990,182
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	803,197
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,415,786
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,028,204
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	815,060
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	85,000	92,007
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	4,989,278
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	548,056
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,515,715
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	530,170
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	730,000	732,365
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,255,000	3,328,530
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	9,640,000	10,185,431
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.374%, 6/01/2037	7,315,000	5,920,322
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	485,000	499,050
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	265,000	271,323
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	385,163
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	487,122
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	773,495
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	275,000
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	10,513,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	$12,095,000	$5,399,450
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,421,009
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,083,481
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	961,144
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2031	1,140,000	1,252,324
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	1,780,000	1,908,160
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.85%, 8/01/2045 (Put Date 2/01/2017)	3,335,000	3,335,000
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	445,000	488,561
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,375,000	2,563,124
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,317,468
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	580,625
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035	415,000	476,038
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,090,000	2,066,028
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,530,000	1,509,804
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.625%, 8/01/2036	315,000	312,215
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.75%, 8/01/2046	1,700,000	1,681,113
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	1,180,000	1,183,339
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,510,360
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,219,897
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	165,506
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	394,593
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2034	510,000	561,643
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,105,405
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,900,000	2,116,885
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	1,020,000	1,080,078
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	255,000	269,400
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,070,800
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, 5%, 6/01/2033	22,255,000	24,194,746
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	250,000	249,683
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	445,000	481,472
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	775,000	815,548

		$122,388,982
Puerto Rico - 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,235,000	$1,259,169
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	80,000	80,291
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	790,000	798,398
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	70,000	78,275
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	679,100
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	1,630,000	1,767,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	1,680,000	1,803,850
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,054,900
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	365,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	11,530,000	11,515,242
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,150,000	2,219,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	$660,000	$665,155
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	2,650,000	2,685,855
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	1,800,000	1,807,254
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	3,560,000	3,849,499
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	4,375,000	4,697,525
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	1,790,000	1,864,464
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	235,000	232,128
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	100,000	94,640
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	500,000	455,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	880,000	761,033
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,510,000	1,517,308
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	565,000	589,860
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	3,066,261
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	604,867
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	3,725,000	3,789,480
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	803,173
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	285,539
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,470,000	2,557,364
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	510,000	510,122
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	5,735,000	5,613,475
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	441,311
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,898,876
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	120,000	122,146
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	52,268
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,589,491
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	225,095
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	160,218
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	111,238
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	4,730,000	4,783,213
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	228,724
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,250
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	363,935
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,390,886
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	135,000	137,913
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	757,441
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	90,000	97,403
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	1,505,000	1,586,962
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	297,343
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	2,630,000	2,768,022
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	285,000	298,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,854,845
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	465,000	465,033
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	305,000	304,976
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	144,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	65,000	64,251
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	514,868
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	345,000	344,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	$600,000	$589,638
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,180,000	1,092,208
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	638,326
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	652,386
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	710,000	602,442
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	470,575
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	480,000	486,586
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	2,610,000	2,716,645
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	5,030,000	5,245,787
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	4,970,000	5,195,091
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	755,000	786,914
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	196,680
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,656,592
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	356,537
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	403,012
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	4,660,000	4,682,461
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	425,000	425,434
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	49,536
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	7,140,000	748,915
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	4,525,000	1,080,932
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	1,225,000	242,305
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	25,085,000	4,654,773
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	350,368

		$117,436,078
Rhode Island - 0.8%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,489,184
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	8,589,540
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,811,369
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	1,120,000	1,226,086
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,476,465
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	700,000	772,863
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	2,500,000	2,461,100
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2025	1,380,000	1,357,561

		$22,184,168
South Carolina - 1.9%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,569,028
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,309,040
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,817,860
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	5,979,713
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	8,659,120
South Carolina Ports Authority, 5.25%, 7/01/2050	3,075,000	3,322,138
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2037	6,925,000	7,752,053
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,056,805
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,315,499
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,211,825

		$48,993,081

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,114,630
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,107,870
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,542,534

		$3,765,034
Tennessee - 2.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$11,059,949
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,165,300
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/2017	95,000	95,173
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	9,315,000	10,124,753
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	3,940,000	4,268,951
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029	4,765,000	5,298,108
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030	2,500,000	2,775,300
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,685,000	2,951,218
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,573,250
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2017	1,575,000	1,611,698
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,621,185
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,887,677
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,711,721
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,536,131
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,264,627
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	2,190,000	2,285,156
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	270,000	284,162
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,230,000	1,294,514

		$58,808,873
Texas - 7.0%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2041	$1,745,000	$1,967,854
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2046	3,410,000	3,824,076
Arlington Higher Education Finance Corp., SYNCORA, 5%, 2/15/2041	6,000,000	6,732,480
Arlington Higher Education Finance Corp., SYNCORA, 5%, 2/15/2046	6,000,000	6,702,600
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	1,540,000	1,754,861
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	995,000	995,080
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,375,000	1,376,911
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	1,120,000	1,121,938
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	2,230,000	2,232,453
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,411,750
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	1,595,000	16
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	2,100,000	2,159,703
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	7,310,000	7,756,349
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, SYNCORA, 5%, 8/15/2039	3,190,000	3,611,463
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, SYNCORA, 5%, 8/15/2046	3,250,000	3,648,158
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	2,355,000	2,592,196
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,425,000	1,571,704
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,015,963
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,957,690
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	9,051,653
Dallas, TX, Waterworks & Sewer System Rev., “A”, 4%, 10/01/2041	1,810,000	1,857,024
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	431,019
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	516,407
Fort Worth, TX, Independent School District, Unlimited Tax School Building, SYNCORA, 5%, 2/15/2039	3,685,000	4,129,411
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.332%, 10/01/2029 (Put Date 3/01/2017)	2,475,000	2,465,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	$116,013	$580
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	8,895,282
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035	1,560,000	1,692,397
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	1,985,108
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,276,792
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	249,026
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	600,824
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	296,811
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	574,763
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	2,066,414
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	876,144
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,572,918
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,224,414
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	758,836
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,355,753
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,496,486
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	160,000	160,091
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), “D”, SYNCORA, 5%, 2/15/2032	1,000,000	1,181,150
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,646,826
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,869,576
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,766,380
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	803,202
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, FRN, 1%, 1/01/2020 (Put Date 4/03/2017)	19,360,000	19,360,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.9%, 1/01/2026 (Put Date 2/01/2017)	5,000,000	5,000,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	205,000	197,378
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	120,000	116,203
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	450,000	478,737
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	665,000	605,336
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	944,791
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	1,910,000	2,033,329
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,028,325
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	210,281
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	306,302
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	463,862
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,305,763
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,099,025
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	115,000	115,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	$75,000	$73,698
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	374,106
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	367,595
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	914,967
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	225,000	238,313
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	245,000	254,736
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,690,006
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,261,150
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	444,012
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,506,286
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	710,000	750,605
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	810,000	848,993
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	730,000	731,854
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	4,500,000	4,732,965
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	799,075
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,699,307
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,375,063
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,133,310
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	691,704
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	3,030,621
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	145,000	164,621
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	6,013,200

		$183,594,980
Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$1,250,000	$1,316,500
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	150,305
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	345,000	355,850

		$1,822,655
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$343,353
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,055,976
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	135,000	152,897
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	230,000	254,753
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	1,805,000	1,790,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	$945,000	$991,409

		$5,589,092
Virginia - 0.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$4,870,000	$5,417,826
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,135,000	2,297,303
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	2,360,000	2,732,715
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	690,000	794,714
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 10.479%, 8/23/2027 (p)	4,100,000	5,042,262
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	963,283
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	821,520
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	722,322
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	721,719
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,028	53

		$19,513,717
Washington - 3.8%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$14,901,640
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2046	9,000,000	11,428,020
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,430,755
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,365,400
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/2025 (Prerefunded 12/01/2017)	1,000,000	1,041,940
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/2031 (Prerefunded 12/01/2017)	5,655,000	5,862,086
State of Washington, “A”, 5%, 7/01/2033 (Prerefunded 7/01/2018)	5,000,000	5,282,150
University of Washington, “A”, 5.25%, 12/01/2046	8,675,000	10,184,103
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,633,251
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	4,178,888
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,684,599
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	3,955,000	4,052,491
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,165,000	2,417,569
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	825,000	820,496
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	615,000	592,669
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	665,000	634,217
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	300,000	297,948
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	290,000	286,018
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	765,000	762,453
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	405,000	403,048
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	1,365,000	1,359,704
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	13,415,880
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	8,900,321

		$99,935,646
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/2029	$1,445,000	$1,625,928
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	446,781
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,167,265
West Virginia Water Development Authority Rev., “A-II”, 5%, 11/01/2033	675,000	758,018

		$4,997,992

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$2,215,000	$2,449,037
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	665,000	730,669
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	493,326
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,608,452
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	260,000	270,176
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	400,000	413,196
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	1,850,000	1,647,000
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	825,000	702,537
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	121,682
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	122,225
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	327,152
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	115,000	118,278
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	106,355
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	170,183
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	222,640
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	666,928
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	504,930
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	475,657
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	394,346
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	789,639
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,155,000	1,232,986
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,348,981
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,624,112
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,688,452

		$18,228,939
Total Municipal Bonds		$2,537,577,746

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.66%, due 1/03/2017	580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.66%, due 1/03/2017	910,000	910,000
Total Floating Rate Demand Notes		$1,490,000

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.51% (v)	104,084,511	$104,084,511
Total Investments		$2,643,152,257

Other Assets, Less Liabilities - (1.0)%		(25,969,926)
Net Assets - 100.0%		$2,617,182,331

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,673,976 representing 0.5% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,537,577,746	$—	$2,537,577,746
Short-Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	104,084,511	—	—	104,084,511
Total Investments	$104,084,511	$2,539,067,746	$—	$2,643,152,257

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,525,095,500
Gross unrealized appreciation	125,389,431
Gross unrealized depreciation	(20,598,557)
Net unrealized appreciation (depreciation)	$104,790,874

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	40,581,488	575,373,089	(511,870,066)	104,084,511

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$(4,506)	$—	$211,216	$104,084,511

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: February 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: February 15, 2017

*	Print name and title of each signing officer under his or her signature.